N-6	Dec. 30, 2022 USD ($) yr
Prospectus:
Document Type	N-6
Entity Registrant Name	Minnesota Life Individual Variable Universal Life Account
Entity Central Index Key	0001405415
Entity Investment Company Type	N-6
Document Period End Date	Dec. 30, 2022
Amendment Flag	false
Joint Survivorship Variable Universal Life
Prospectus:
Fees and Expenses [Text Block]
Fees and Expenses	Location in Prospectus
Charges for Early Withdrawals
If you surrender your Policy during the first ten Policy Years, we will assess a Surrender Charge, which may significantly reduce the Surrender Value. Because Policy Issue Charges can be higher for Policies with greater Face Amounts, the Surrender Charge, both as a dollar amount and as a percentage of the Policy’s Face
Amount, may increase for Policies with higher Face Amounts.
Fee Tables

For example, if you surrender your Policy within the first 10
Policy Years, you could pay a Surrender Charge of up to
$4,487.40 based on a $100,000 Face Amount, representing a
charge of 4.49% of the Policy’s Face Amount.

If you have elected the Early Values Agreement, the Surrender Value will not be reduced by the Surrender Charge.
No Index Credit will be applied at surrender of the Policy prior to the end of a Segment Term.
Transaction Charges	In addition to Surrender Charges, we may assess certain transaction charges.	Policy Charges (Transaction Charges)
•If you elect to make a Policy change, we may assess a Policy Change Transaction Charge, which is currently $95 per transaction;
•if you elect to take a partial surrender, we may assess a Partial Surrender Transaction Charge, which is 2% of the surrendered amount (not to exceed $25); or

•if you transfer Accumulation Value among the Sub-Accounts,
the Guaranteed Interest Account and the Fixed Indexed
Accounts, we may assess a Transfer Transaction Charge,
which will not exceed $200 (we currently do not assess this
charge).

•if you request more than one Illustrative Report in one year, we may assess an Illustrative Report Charge, which will not exceed $250 per Illustrative Report (we currently do not assess this charge).

•if you purchase and elect to exercise the Overloan Protection
Agreement, we may assess a charge of up to 10% of the
Policy’s Accumulation Value (we currently assess a charge
equal to 5% of the Policy’s Accumulation Value).

Ongoing Fees and Expenses (annual charges)
In addition to Surrender Charges and transaction charges, the
Policy is subject to certain ongoing charges and expenses,
including the Premium Charge, the Monthly Policy Charge, the
Policy Issue Charge, the Cost of Insurance Charge, a Mortality
and Expense Risk Charge, an Indexed Account Charge, an Index
Segment Charge, a Cash Extra Charge. and charges for any
Agreements you elect. These charges and fees are based on the characteristics of the insureds, including each insured’s Age, gender, Risk Class and the Face Amount.
Fee Tables
You should refer to your Policy data pages for rates that are applicable to your Policy.

The table below describes the total annual portfolio operating expenses (expenses that are deducted from Portfolio assets
include management fees, distribution or service (12b-1) fees, and other expenses) that you will pay while you own the Policy.

The table shows the minimum and maximum expenses (as a
percentage of Portfolio assets) charged by any of the Portfolios for the fiscal year ended December 31, 2022. More details
concerning each Portfolio’s fees and expenses are contained in
Appendix A.

Annual Fee Portfolio Operating Expenses	Minimum 0.13%	Maximum 1.68%

Charges for Early Withdrawals [Text Block]
Charges for Early Withdrawals
If you surrender your Policy during the first ten Policy Years, we will assess a Surrender Charge, which may significantly reduce the Surrender Value. Because Policy Issue Charges can be higher for Policies with greater Face Amounts, the Surrender Charge, both as a dollar amount and as a percentage of the Policy’s Face
Amount, may increase for Policies with higher Face Amounts.
Fee Tables

For example, if you surrender your Policy within the first 10
Policy Years, you could pay a Surrender Charge of up to
$4,487.40 based on a $100,000 Face Amount, representing a
charge of 4.49% of the Policy’s Face Amount.

If you have elected the Early Values Agreement, the Surrender Value will not be reduced by the Surrender Charge.
No Index Credit will be applied at surrender of the Policy prior to the end of a Segment Term.

Surrender Charge Phaseout Period, Years | yr	10
Surrender Charge (of Purchase Payments) Maximum [Percent]	4.49%
Surrender Charge Example Maximum [Dollars]	$ 4,487.40
Transaction Charges [Text Block]
Transaction Charges	In addition to Surrender Charges, we may assess certain transaction charges.	Policy Charges (Transaction Charges)
•If you elect to make a Policy change, we may assess a Policy Change Transaction Charge, which is currently $95 per transaction;
•if you elect to take a partial surrender, we may assess a Partial Surrender Transaction Charge, which is 2% of the surrendered amount (not to exceed $25); or

•if you transfer Accumulation Value among the Sub-Accounts,
the Guaranteed Interest Account and the Fixed Indexed
Accounts, we may assess a Transfer Transaction Charge,
which will not exceed $200 (we currently do not assess this
charge).

•if you request more than one Illustrative Report in one year, we may assess an Illustrative Report Charge, which will not exceed $250 per Illustrative Report (we currently do not assess this charge).

•if you purchase and elect to exercise the Overloan Protection
Agreement, we may assess a charge of up to 10% of the
Policy’s Accumulation Value (we currently assess a charge
equal to 5% of the Policy’s Accumulation Value).

Ongoing Fees and Expenses [Table Text Block]
Ongoing Fees and Expenses (annual charges)
In addition to Surrender Charges and transaction charges, the
Policy is subject to certain ongoing charges and expenses,
including the Premium Charge, the Monthly Policy Charge, the
Policy Issue Charge, the Cost of Insurance Charge, a Mortality
and Expense Risk Charge, an Indexed Account Charge, an Index
Segment Charge, a Cash Extra Charge. and charges for any
Agreements you elect. These charges and fees are based on the characteristics of the insureds, including each insured’s Age, gender, Risk Class and the Face Amount.
Fee Tables
You should refer to your Policy data pages for rates that are applicable to your Policy.

The table below describes the total annual portfolio operating expenses (expenses that are deducted from Portfolio assets
include management fees, distribution or service (12b-1) fees, and other expenses) that you will pay while you own the Policy.

The table shows the minimum and maximum expenses (as a
percentage of Portfolio assets) charged by any of the Portfolios for the fiscal year ended December 31, 2022. More details
concerning each Portfolio’s fees and expenses are contained in
Appendix A.

Annual Fee Portfolio Operating Expenses	Minimum 0.13%	Maximum 1.68%

Risks [Table Text Block]
	Risks	Location in Prospectus
Risk of Loss	You have the risk that you can lose money by investing in the Policy.	Principal Risks of Investing in the Policy
Not a Short-Term Investment
The Policy is not a short-term investment and may not be
appropriate for Policy Owners who need ready access to cash.
The Policy combines both life insurance protection and the
potential for the accumulation of cash values; however, it
contains costs, such as cost of insurance, surrender charges, and other expenses that, in the short term, may reduce the amount of Accumulation Value available to the Policy Owner.
Principal Risks of Investing in the Policy
Risks Associated with Investment Options
The Policy Accumulation Value, to the extent invested in a
Sub-Account, is subject to the risk of poor investment
performance and can vary with the positive or negative
investment experience of the corresponding Portfolio. Each
investment option, including any of the Variable Account
Sub-Accounts, the Guaranteed Interest Account, or the Fixed
Indexed Accounts, will each have its own unique risks. The
Policy Owner should review these investment options before
making an investment in the Policy.
Principal Risks of Investing in the Policy
Insurance Company Risks
Guarantees provided by Minnesota Life as to the benefits
promised in the Policy, such as payment of the Death Benefit and the Minnesota Life General Account investment options,
are subject to the claims paying ability of Minnesota Life and are subject to the risk that Minnesota Life may default on its
obligations under those guarantees. The Guaranteed Interest
Account, the Fixed Indexed Accounts and the Fixed Loan
Account are part of our General Account. Our General Account consists of all assets owned by us other than those in the
Variable Account and any other separate accounts which we
may establish. Investors look to the financial strength of
Minnesota Life for its insurance guarantees. Information about
Minnesota Life, and its financial strength ratings, are available upon request. You may call us at 1-844-208-2412 for additional information or visit our website at www.securian.com/about-
us/ratings.
Principal Risks of Investing in the Policy
Contract Lapse
There is the risk that the Policy may terminate. The Policy will terminate if it is in default unless sufficient premium payments are made or it remains in force under the Overloan Protection
Agreement or the No Lapse Guarantee Agreement (if selected).
If your Policy terminates, no Death Benefit will be paid upon the second death and all the Agreements added to the Policy will also terminate. Poor investment performance, insufficient
premium payments, withdrawals, and loans are some of the
factors that could cause your Policy to lapse. As described in the
“Termination” and “Reinstatement” sections of this prospectus,
Termination will only occur when the Accumulation Value
under the Policy, less the sum of any outstanding policy loans and unpaid Policy Loan Interest, is insufficient to cover the monthly charges, and the subsequent Grace Period expires
without sufficient payment being made to keep the Policy in
force. You may reinstate a terminated Policy, subject to certain conditions, which include, providing evidence of insurability satisfactory to us and payment of premiums or repayment of
Policy loans. Policy loans may increase the risk that the Policy will terminate. If a Policy terminates with an outstanding Policy loan, there may be significant adverse tax consequences to the
Owner.
Termination and Reinstatement

Investment Restrictions [Text Block]	•Accumulation Value in the Fixed Indexed Account Segments are subject to the Policy’s transfer restrictions, which may limit transfers out of the Fixed Indexed Accounts to the end of a Segment Term, or which would lead to no Index Credit being applied.•We reserve the right to limit transfers to and from the Guaranteed Interest Account to one transfer per Policy Year. We also reserve the right to restrict the dollar amount of any transfer to or from the Guaranteed Interest Account.•We reserve the right to require that the amount transferred to or from a Sub-Account, Fixed Indexed Account Segments, or the Guaranteed Interest Account be at least $250.•We reserve the right to remove a Sub-Account or substitute another mutual fund or Portfolio for a Sub-Account.•When the No Lapse Guarantee Agreement is in effect: (i) any Net Premiums allocated to any variable Sub-Account may be limited to the maximum variable Sub-Account percentage and (ii) no requested transfer or systematic transfer may be allocated to a variable Sub-Account where the percentage of the total accumulation value in the Sub-Account prior to the requested transfer or systematic transfer exceeds the maximum variable Sub-Account percentage.
Optional Benefit Restrictions [Text Block]	Any Agreements you elect may alter the benefits or charges in your Policy. Agreement availability and benefits may vary by state of issue or selling broker-dealer and their election may have tax consequences. Agreements may have restrictions or limitations, and we may modify or terminate an Agreement, as allowed. If you elect a particular Agreement, it may restrict or enhance the terms of your Policy, or restrict the availability or terms of other Agreements or Policy features.
Tax Implications [Text Block]	You should consult with a tax professional to determine the tax implications of an investment in and payments received under the Policy. Full and Partial Surrenders could be subject to ordinary income tax, and, if your Policy is a MEC, partial surrenders and loans could be subject to tax penalties.
Investment Professional Compensation [Text Block]	We pay broker-dealers that sell our Policies a commission that is based upon the premium you pay for the Policy. The broker-dealers, in turn, pay their registered representatives all or a portion of that commission for the sale. We may also pay broker-dealers additional amounts in the form of revenue sharing and marketing allowances for the sale of our Policies. These broker-dealers and their registered representatives may have a financial incentive to offer or recommend the Policy over another investment.
Exchanges [Text Block]	Some registered representatives may have a financial incentive to offer you a new Policy in place of the one you may already own. You should only exchange your existing Policy if you determine, after comparing the features, fees, and risks of both policies, that it is preferable for you to purchase the new Policy rather than continue your existing policy.
Item 4. Fee Table [Text Block]	Fee TablesThe following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Policy. The charges may not be representative of the charges you will pay. Your Policy’s data pages indicate the charges applicable to your Policy. More information about your charges is available upon request by contacting us at the telephone number or address listed on the cover page of this prospectus.Transaction Fees This table describes the fees and expenses that are payable at the time that you buy the Policy, pay premiums, surrender the Policy, change the Policy or make transfers between the investment options.
Charge	When Charge is Deducted	Amount Deducted
		Guaranteed Charge	Current Charge
Premium Charge(1)	Upon premium payment, expressed as a percentage of premium payment	10 percent	5.5 percent
Transfer Transaction Charge	Upon transfer of Accumulation Value among the Sub-Accounts, the Guaranteed Interest Account and the Fixed Indexed Accounts	$200	$0
Policy Change Transaction Charge	Upon change in Face Amount, Death Benefit option, or Risk Class	$200	$95
Surrender Charge(2)(3)	When you surrender your Policy during the first 10 Policy Years, expressed as an amount of Face Amount	$15.46 per $1,000 - $45.06 per $1,000	$15.46 per $1,000 - $45.06 per $1,000
Charge for Representative Insureds, Male and Female, Both Age 55, Preferred Select Risk Class, with Level Option Death Benefit in Policy Year 1	When you surrender your Policy during the first 10 Policy Years, expressed as an amount of Face Amount	$31.56 per $1,000	$31.56 per $1,000
Charge	When Charge is Deducted	Amount Deducted
		Guaranteed Charge	Current Charge
Partial Surrender Transaction Charge	Upon partial surrender, expressed as a percentage of amount surrendered	2 percent, not to exceed $25	2 percent, not to exceed $25
Illustrative Report Charge(4)	When an additional Illustrative Report is requested	$250 per Illustrative Report	$0 per Illustrative Report
Overloan Protection Agreement
Maximum Charge	Upon exercise of Agreement, expressed as a percentage of Policy Accumulation Value upon exercise of Agreement	10 percent	5 percent
(1)The premium charge includes premium taxes that we are required to pay to the state in which this Policy is issued, which may range from 0 percent to 2.5 percent.(2)On a Policy with a $200,000 Face Amount, if you surrender the Policy within the first 10 Policy Years, you could pay a Surrender Charge of up to $9,012.11, representing a charge of 4.5 percent of the Policy’s Face Amount. The Surrender Charge will not exceed the maximum Surrender Charge stated on the data pages.(3)The rates in this table may not be representative of the Surrender Charge that a particular Owner will pay. If you would like information on the Surrender Charge rates for your particular situation, you can request a personalized illustration from your registered representative or by calling us at 1-844-208-2412.(4)The charge for Illustrative Reports will apply when the Policy Owner requests more than one Illustrative Report in one year.Periodic Charges Other Than Investment Option Operating Expenses The next tables describe the fees and expenses that you will pay periodically during the time that you own the Policy, not including fees and expenses of the variable investment options.
Charge	When Charge is Deducted	Amount Deducted
		Guaranteed Charge	Current Charge
Monthly Policy Charge	Monthly, expressed as an amount of Face Amount	$30 plus $0.0125 per $1,000	$20
Policy Issue Charge(1)
Maximum Charge(2)	Monthly, within the first ten Policy Years, expressed as an amount of Face Amount	$1.44 per $1,000	$1.44 per $1,000
Minimum Charge(3)	Monthly, within the first ten Policy Years, expressed as an amount of Face Amount	$0.18 per $1,000	$0.18 per $1,000
Charge	When Charge is Deducted	Amount Deducted
		Guaranteed Charge	Current Charge
Charge for Representative Insureds, Male and Female, Both Age 55, Preferred Select Risk Class, with Level Option Death Benefit, $2,000,000 Face Amount	Monthly, within the first ten Policy Years, expressed as an amount of Face Amount	$0.29 per $1,000	$0.29 per $1,000
Cost of Insurance Charge(4)
Maximum Charge	Monthly, expressed as an amount of Net Amount at Risk	$83.33 per $1,000	$83.33 per $1,000
Minimum Charge	Monthly, expressed as an amount of Net Amount at Risk	$0.00002 per $1,000	$0.00001 per $1,000
Charge for Representative Insureds, Male and Female, Both Age 55, Preferred Select Risk Class, with Level Option Death Benefit in Policy Year 1	Monthly, expressed as an amount of Net Amount at Risk	$0.00215 per $1,000	$0.00027 per $1,000
Mortality and Expense Risk Charge	Monthly, expressed as a percentage of the Policy Accumulation Value	0.96 percent annually(0.08 percent monthly)	0.30 percent annually through Policy Year 15(0.025 percent monthly through Policy Year 15)
Cash Extra Charge(5)
Maximum Charge	Monthly	$200 per $1,000	$200 per $1,000
Minimum Charge	Monthly	$0	$0
Charge for Representative Insureds, Male and Female, Both Age 50, Standard Non-Tobacco Risk Class	Monthly	$0.01 per $1,000	$0.01 per $1,000
Net Fixed Interest Rate Policy Loan Interest Charge (6)
Annually, on each Policy
Anniversary, and upon a
policy loan transaction,
full surrender, policy
Termination or upon the
second death, expressed
as a percentage of
interest on outstanding
policy fixed rate loan
balance
		For policies in force less than ten years, 1.0 percent annual rate	For policies in force less than ten years, 1.0 percent annual rate. For policies in force more than ten years, 0.10 percent annual rate
Charge	When Charge is Deducted	Amount Deducted
		Guaranteed Charge	Current Charge
Variable Rate Policy Loan Interest Charge
Annually, on each Policy
Anniversary, and upon a
policy loan transaction,
full surrender, policy
Termination or upon the
second death, expressed
as a percentage of
interest on outstanding
policy variable rate loan
balance

The greater of:
(1) the published
monthly average
(Moody’s Corporate
Bond Yield Average-
Monthly Average
Corporates) as published
by Moody’s Investors
Service, Inc. or its
successor for the
calendar month ending
two months prior to the
date the rate of interest
for the policy loan is
determined, and (2) the
guaranteed interest rate
for the Guaranteed
Interest Account plus
one (1) percent per
annum.
4.5 percent
(1)The Policy Issue Charge varies based on the insureds’ genders, Risk Classes, Ages, and the Face Amount.(2)The maximum Policy Issue Charge assumes that the insureds have the following characteristics: Male and Male, Standard Tobacco, Ages 85 and 85, $200,000 Face Amount.(3)The minimum Policy Issue Charge assumes that the insureds have the following characteristics: Female and Female, Preferred Non-Tobacco, Ages 20 and 20, $200,000 Face Amount.(4)The Cost of Insurance Charge will vary based on the insureds’ genders, Risk Classes, and Ages.(5)The Cash Extra Charge is uniquely determined for each insured and may vary based on such factors as the insured’s gender, Risk Class and Age. See the Cash Extra Charge discussion in the section entitled “Policy Charges — Cash Extra Charge.”(6)We charge interest on Policy loans, but we also credit interest on the Fixed Loan Account value we hold as collateral on Policy loans. The Net Policy Loan Interest Charge represents the difference (cost) between the gross loan interest rate charge of five percent (5.0 percent) and the interest credited on the Fixed Loan Account Accumulation Value, which is an annual rate of four percent (4.0 percent) for Policies held less than ten years and an annual rate of four and nine-tenths percent (4.9 percent) for Policies held ten years or more.Optional Benefit Charges
Charge for Agreement(1)	When Charge is Deducted	Amount Deducted
		Guaranteed Charge*	Current Charge
Term Insurance Agreement
Maximum Charge(1)	Monthly, expressed as an amount of Agreement coverage	$36.18 per $1,000	$25.98 per $1,000
Minimum Charge(2)	Monthly, expressed as an amount of Agreement coverage	$0.00002 per $1,000	$0.00001 per $1,000
Charge for Agreement(1)	When Charge is Deducted	Amount Deducted
		Guaranteed Charge*	Current Charge
Charge for Representative Insureds, Male and Female, Both Age 55, Preferred Select Risk Class, with Level Option Death Benefit(3)	Monthly, expressed as an amount of Agreement coverage	$0.00215 per $1,000	$0.00028 per $1,000
No Lapse Guarantee Agreement
Maximum Charge(4)	Monthly, expressed as an amount of Face Amount	$0.25 per $1,000	$0.25 per $1,000
Minimum Charge(5)	Monthly, expressed as an amount of Face Amount	$0.05 per $1,000	$0.05 per $1,000
Charge for Representative Insureds, Male and Female, Both Age 55, Preferred Select Risk Class, with Level Option Death Benefit	Monthly, expressed as an amount of Face Amount	$0.10 per $1,000	$0.10 per $1,000
Early Values Agreement(6)	Monthly, expressed as a percentage of Accumulation Value less any Policy loans	0.60 percent annually (0.05percent monthly)	0.48 percent annually (0.04percent monthly)
(1)The maximum Term Insurance Agreement Charge assumes that the insured has the following characteristics: Male and Male, Standard Tobacco, Ages 20 and 20. The maximum charge would be assessed when the insureds attained age equals 99.(2)The minimum Term Insurance Agreement Charge assumes that the insured has the following characteristics: Female and Female, Preferred Non-Tobacco, Ages 20 and 20. The minimum charge would be assessed on the first policy year.(3)The current and guaranteed Term Insurance Agreement Charge for the representative insureds is for the first year only.(4)The maximum No Lapse Guarantee Agreement Charge assumes that the insureds have the following characteristics: Male and Male, Standard Tobacco, Ages 85 and 85, $200,000 Face Amount.(5)The minimum No Lapse Guarantee Agreement Charge assumes that the insureds have the following characteristics: Female and Female, Preferred Non-Tobacco, Ages 20 and 20, $200,000 Face Amount.(6)The minimum and maximum charge for the Early Values Agreement is not affected by the Age, Risk Class, gender or other characteristics of the insureds. The Early Value Agreement charge is only taken during the surrender charge period. See the Early Values Agreement discussion in the section entitled “Supplemental Agreements.”*Unless otherwise stated, the Guaranteed Charge is the maximum Periodic Charge that may be assessed under the Policy.Total Annual Operating Expenses of the Funds(1)(2) The next table describes the total annual portfolio operating expenses that you will pay while you own the Policy. The table shows the minimum and maximum expenses (as a percentage of Portfolio assets) charged by any of the Portfolios for the fiscal year ended December 31, 2022. A complete list of Portfolio Companies available under the Policy, including their annual expenses, may be found at the back of this document.
Charge	Minimum	Maximum
Total Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets include management fees, distribution or service (12b-1) fees, and other expenses)	0.13%	1.68%
(1)If the Policy Owner is deemed to have engaged in “market-timing” the Funds may assess redemption fees. See “Market-Timing and Disruptive Trading.”(2)The minimum and maximum Total Annual Portfolio Company Operating Expense figures in the above table do not reflect the effect of any fee waiver or expense reimbursement arrangement.
Transaction Expenses [Table Text Block]	Transaction Fees This table describes the fees and expenses that are payable at the time that you buy the Policy, pay premiums, surrender the Policy, change the Policy or make transfers between the investment options.
Charge	When Charge is Deducted	Amount Deducted
		Guaranteed Charge	Current Charge
Premium Charge(1)	Upon premium payment, expressed as a percentage of premium payment	10 percent	5.5 percent
Transfer Transaction Charge	Upon transfer of Accumulation Value among the Sub-Accounts, the Guaranteed Interest Account and the Fixed Indexed Accounts	$200	$0
Policy Change Transaction Charge	Upon change in Face Amount, Death Benefit option, or Risk Class	$200	$95
Surrender Charge(2)(3)	When you surrender your Policy during the first 10 Policy Years, expressed as an amount of Face Amount	$15.46 per $1,000 - $45.06 per $1,000	$15.46 per $1,000 - $45.06 per $1,000
Charge for Representative Insureds, Male and Female, Both Age 55, Preferred Select Risk Class, with Level Option Death Benefit in Policy Year 1	When you surrender your Policy during the first 10 Policy Years, expressed as an amount of Face Amount	$31.56 per $1,000	$31.56 per $1,000
Charge	When Charge is Deducted	Amount Deducted
		Guaranteed Charge	Current Charge
Partial Surrender Transaction Charge	Upon partial surrender, expressed as a percentage of amount surrendered	2 percent, not to exceed $25	2 percent, not to exceed $25
Illustrative Report Charge(4)	When an additional Illustrative Report is requested	$250 per Illustrative Report	$0 per Illustrative Report
Overloan Protection Agreement
Maximum Charge	Upon exercise of Agreement, expressed as a percentage of Policy Accumulation Value upon exercise of Agreement	10 percent	5 percent
(1)The premium charge includes premium taxes that we are required to pay to the state in which this Policy is issued, which may range from 0 percent to 2.5 percent.(2)On a Policy with a $200,000 Face Amount, if you surrender the Policy within the first 10 Policy Years, you could pay a Surrender Charge of up to $9,012.11, representing a charge of 4.5 percent of the Policy’s Face Amount. The Surrender Charge will not exceed the maximum Surrender Charge stated on the data pages.(3)The rates in this table may not be representative of the Surrender Charge that a particular Owner will pay. If you would like information on the Surrender Charge rates for your particular situation, you can request a personalized illustration from your registered representative or by calling us at 1-844-208-2412.(4)The charge for Illustrative Reports will apply when the Policy Owner requests more than one Illustrative Report in one year.
Sales Load, Description [Text Block]	Premium Charge(1)
Sales Load, When Deducted [Text Block]	Upon premium payment, expressed as a percentage of premium payment
Sales Load (of Premium Payments), Maximum [Percent]	10.00%
Sales Load (of Premium Payments), Current [Percent]	5.50%
Sales Load, Footnotes [Text Block]	The premium charge includes premium taxes that we are required to pay to the state in which this Policy is issued, which may range from 0 percent to 2.5 percent.
Deferred Sales Charge, Description [Text Block]	Surrender Charge(2)(3)
Deferred Sales Charge, When Deducted [Text Block]	When you surrender your Policy during the first 10 Policy Years, expressed as an amount of Face Amount
Deferred Sales Load (of Purchase Payments), Maximum [Percent]	45.06%
Deferred Sales Load (of Purchase Payments), Current [Percent]	45.06%
Deferred Sales Load (of Purchase Payments), Minimum [Percent]	15.46%
Deferred Sales Load, Footnotes [Text Block]	Charge for Representative Insureds, Male and Female, Both Age 55, Preferred Select Risk Class, with Level Option Death Benefit in Policy Year 1On a Policy with a $200,000 Face Amount, if you surrender the Policy within the first 10 Policy Years, you could pay a Surrender Charge of up to $9,012.11, representing a charge of 4.5 percent of the Policy’s Face Amount. The Surrender Charge will not exceed the maximum Surrender Charge stated on the data pages.(3)The rates in this table may not be representative of the Surrender Charge that a particular Owner will pay. If you would like information on the Surrender Charge rates for your particular situation, you can request a personalized illustration from your registered representative or by calling us at 1-844-208-2412.
Other Surrender Fees, Description [Text Block]	Partial Surrender Transaction Charge
Other Surrender Fees, When Deducted [Text Block]	Upon partial surrender, expressed as a percentage of amount surrendered
Other Surrender Fees, Maximum [Dollars]	$ 25
Other Surrender Fees, Current [Dollars]	$ 25
Other Surrender Fees (of Other Amount), Maximum [Percent]	2.00%
Other Surrender Fees (of Other Amount), Current [Percent]	2.00%
Transfer Fees, Description [Text Block]	Transfer Transaction Charge
Transfer Fees, When Deducted [Text Block]	Upon transfer of Accumulation Value among the Sub-Accounts, the Guaranteed Interest Account and the Fixed Indexed Accounts
Transfer Fee, Maximum [Dollars]	$ 200
Transfer Fee, Current [Dollars]	$ 0
Periodic Charges [Table Text Block]	Periodic Charges Other Than Investment Option Operating Expenses The next tables describe the fees and expenses that you will pay periodically during the time that you own the Policy, not including fees and expenses of the variable investment options.
Charge	When Charge is Deducted	Amount Deducted
		Guaranteed Charge	Current Charge
Monthly Policy Charge	Monthly, expressed as an amount of Face Amount	$30 plus $0.0125 per $1,000	$20
Policy Issue Charge(1)
Maximum Charge(2)	Monthly, within the first ten Policy Years, expressed as an amount of Face Amount	$1.44 per $1,000	$1.44 per $1,000
Minimum Charge(3)	Monthly, within the first ten Policy Years, expressed as an amount of Face Amount	$0.18 per $1,000	$0.18 per $1,000
Charge	When Charge is Deducted	Amount Deducted
		Guaranteed Charge	Current Charge
Charge for Representative Insureds, Male and Female, Both Age 55, Preferred Select Risk Class, with Level Option Death Benefit, $2,000,000 Face Amount	Monthly, within the first ten Policy Years, expressed as an amount of Face Amount	$0.29 per $1,000	$0.29 per $1,000
Cost of Insurance Charge(4)
Maximum Charge	Monthly, expressed as an amount of Net Amount at Risk	$83.33 per $1,000	$83.33 per $1,000
Minimum Charge	Monthly, expressed as an amount of Net Amount at Risk	$0.00002 per $1,000	$0.00001 per $1,000
Charge for Representative Insureds, Male and Female, Both Age 55, Preferred Select Risk Class, with Level Option Death Benefit in Policy Year 1	Monthly, expressed as an amount of Net Amount at Risk	$0.00215 per $1,000	$0.00027 per $1,000
Mortality and Expense Risk Charge	Monthly, expressed as a percentage of the Policy Accumulation Value	0.96 percent annually(0.08 percent monthly)	0.30 percent annually through Policy Year 15(0.025 percent monthly through Policy Year 15)
Cash Extra Charge(5)
Maximum Charge	Monthly	$200 per $1,000	$200 per $1,000
Minimum Charge	Monthly	$0	$0
Charge for Representative Insureds, Male and Female, Both Age 50, Standard Non-Tobacco Risk Class	Monthly	$0.01 per $1,000	$0.01 per $1,000
Net Fixed Interest Rate Policy Loan Interest Charge (6)
Annually, on each Policy
Anniversary, and upon a
policy loan transaction,
full surrender, policy
Termination or upon the
second death, expressed
as a percentage of
interest on outstanding
policy fixed rate loan
balance
		For policies in force less than ten years, 1.0 percent annual rate	For policies in force less than ten years, 1.0 percent annual rate. For policies in force more than ten years, 0.10 percent annual rate
Charge	When Charge is Deducted	Amount Deducted
		Guaranteed Charge	Current Charge
Variable Rate Policy Loan Interest Charge
Annually, on each Policy
Anniversary, and upon a
policy loan transaction,
full surrender, policy
Termination or upon the
second death, expressed
as a percentage of
interest on outstanding
policy variable rate loan
balance

The greater of:
(1) the published
monthly average
(Moody’s Corporate
Bond Yield Average-
Monthly Average
Corporates) as published
by Moody’s Investors
Service, Inc. or its
successor for the
calendar month ending
two months prior to the
date the rate of interest
for the policy loan is
determined, and (2) the
guaranteed interest rate
for the Guaranteed
Interest Account plus
one (1) percent per
annum.
4.5 percent
(1)The Policy Issue Charge varies based on the insureds’ genders, Risk Classes, Ages, and the Face Amount.(2)The maximum Policy Issue Charge assumes that the insureds have the following characteristics: Male and Male, Standard Tobacco, Ages 85 and 85, $200,000 Face Amount.(3)The minimum Policy Issue Charge assumes that the insureds have the following characteristics: Female and Female, Preferred Non-Tobacco, Ages 20 and 20, $200,000 Face Amount.(4)The Cost of Insurance Charge will vary based on the insureds’ genders, Risk Classes, and Ages.(5)The Cash Extra Charge is uniquely determined for each insured and may vary based on such factors as the insured’s gender, Risk Class and Age. See the Cash Extra Charge discussion in the section entitled “Policy Charges — Cash Extra Charge.”(6)We charge interest on Policy loans, but we also credit interest on the Fixed Loan Account value we hold as collateral on Policy loans. The Net Policy Loan Interest Charge represents the difference (cost) between the gross loan interest rate charge of five percent (5.0 percent) and the interest credited on the Fixed Loan Account Accumulation Value, which is an annual rate of four percent (4.0 percent) for Policies held less than ten years and an annual rate of four and nine-tenths percent (4.9 percent) for Policies held ten years or more.Optional Benefit Charges
Charge for Agreement(1)	When Charge is Deducted	Amount Deducted
		Guaranteed Charge*	Current Charge
Term Insurance Agreement
Maximum Charge(1)	Monthly, expressed as an amount of Agreement coverage	$36.18 per $1,000	$25.98 per $1,000
Minimum Charge(2)	Monthly, expressed as an amount of Agreement coverage	$0.00002 per $1,000	$0.00001 per $1,000
Charge for Agreement(1)	When Charge is Deducted	Amount Deducted
		Guaranteed Charge*	Current Charge
Charge for Representative Insureds, Male and Female, Both Age 55, Preferred Select Risk Class, with Level Option Death Benefit(3)	Monthly, expressed as an amount of Agreement coverage	$0.00215 per $1,000	$0.00028 per $1,000
No Lapse Guarantee Agreement
Maximum Charge(4)	Monthly, expressed as an amount of Face Amount	$0.25 per $1,000	$0.25 per $1,000
Minimum Charge(5)	Monthly, expressed as an amount of Face Amount	$0.05 per $1,000	$0.05 per $1,000
Charge for Representative Insureds, Male and Female, Both Age 55, Preferred Select Risk Class, with Level Option Death Benefit	Monthly, expressed as an amount of Face Amount	$0.10 per $1,000	$0.10 per $1,000
Early Values Agreement(6)	Monthly, expressed as a percentage of Accumulation Value less any Policy loans	0.60 percent annually (0.05percent monthly)	0.48 percent annually (0.04percent monthly)
(1)The maximum Term Insurance Agreement Charge assumes that the insured has the following characteristics: Male and Male, Standard Tobacco, Ages 20 and 20. The maximum charge would be assessed when the insureds attained age equals 99.(2)The minimum Term Insurance Agreement Charge assumes that the insured has the following characteristics: Female and Female, Preferred Non-Tobacco, Ages 20 and 20. The minimum charge would be assessed on the first policy year.(3)The current and guaranteed Term Insurance Agreement Charge for the representative insureds is for the first year only.(4)The maximum No Lapse Guarantee Agreement Charge assumes that the insureds have the following characteristics: Male and Male, Standard Tobacco, Ages 85 and 85, $200,000 Face Amount.(5)The minimum No Lapse Guarantee Agreement Charge assumes that the insureds have the following characteristics: Female and Female, Preferred Non-Tobacco, Ages 20 and 20, $200,000 Face Amount.(6)The minimum and maximum charge for the Early Values Agreement is not affected by the Age, Risk Class, gender or other characteristics of the insureds. The Early Value Agreement charge is only taken during the surrender charge period. See the Early Values Agreement discussion in the section entitled “Supplemental Agreements.”*Unless otherwise stated, the Guaranteed Charge is the maximum Periodic Charge that may be assessed under the Policy.
Insurance Cost, Description [Text Block]	Cost of Insurance Charge(4)
Insurance Cost, When Deducted [Text Block]	Monthly, expressed as an amount of Net Amount at Risk
Insurance Cost, Representative Investor [Text Block]	Charge for Representative Insureds, Male and Female, Both Age 55, Preferred Select Risk Class, with Level Option Death Benefit in Policy Year 1
Insurance Cost (of Face Amount), Maximum [Percent]	83.33%
Insurance Cost (of Face Amount), Current [Percent]	83.33%
Insurance Cost (of Face Amount), Minimum [Percent]	0.00001%
Insurance Cost, Footnotes [Text Block]	The Cost of Insurance Charge will vary based on the insureds’ genders, Risk Classes, and Ages.
Mortality and Expense Risk Fees, Description [Text Block]	Mortality and Expense Risk Charge
Mortality and Expense Risk Fees, When Deducted [Text Block]	Monthly, expressed as a percentage of the Policy Accumulation Value
Mortality And Expense Risk Fees (of Face Amount), Maximum [Percent]	0.08%
Mortality And Expense Risk Fees (of Face Amount), Current [Percent]	0.025%
Administrative Expenses, Description [Text Block]	Monthly Policy Charge
Administrative Expenses, When Deducted [Text Block]	Monthly, expressed as an amount of Face Amount
Administrative Expense, Maximum [Dollars]	$ 30
Administrative Expense, Current [Dollars]	$ 20
Administrative Expense (of Face Amount), Maximum [Percent]	0.0125%
Annual Portfolio Company Expenses [Table Text Block]
Charge	Minimum	Maximum
Total Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets include management fees, distribution or service (12b-1) fees, and other expenses)	0.13%	1.68%

Portfolio Company Expenses [Text Block]	Total Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets include management fees, distribution or service (12b-1) fees, and other expenses)
Portfolio Company Expenses Minimum [Percent]	0.13%
Portfolio Company Expenses Maximum [Percent]	1.68%
Item 5. Principal Risks [Table Text Block]	Principal Risks of Investing in the PolicySub-Account Investment Risk. Your Accumulation Value under the Policy, to the extent invested in the Sub-Accounts of the Variable Account, has no guaranteed minimum value. Therefore, you bear the risk that any adverse investment performance in the Sub-Accounts may reduce your Accumulation Value under the Policy. You are also subject to the risk that the investment performance of the Sub-Accounts you select may be less favorable than that of other Sub-Accounts, and in order to keep the Policy in force you may be required to pay more premiums than originally planned. Additionally, you could lose money you have invested in the Policy due to poor investment performance of the Sub-Accounts. The Policy also offers you the opportunity to have your Accumulation Value increase more rapidly than it would under comparable fixed life insurance by virtue of favorable investment performance. The Death Benefit may also increase and decrease with investment experience. Portfolio Risks. There is no assurance that any Portfolio will achieve its stated investment objective. A comprehensive discussion of the risks of each Portfolio may be found in each Portfolio’s prospectus. Please refer to the Portfolios’ prospectuses for more information. The amounts you invest in a particular Portfolio are not guaranteed and, because both principal and any return on the investment are subject to market risk, you can lose money by investing in the Portfolios. Risks Associated with Certain Funds. The Certain Funds use managed volatility strategies to help limit the Fund’s overall volatility and reduce the effects of significant market downturns during periods of high equity market volatility. The managed volatility strategy could also limit a Fund’s ability to participate in rising equity markets compared to otherwise similar Funds that do not use a managed volatility strategy. Because the use of a managed volatility strategy may, in some markets, suppress the investment performance of a Fund compared to other similar Funds that do not employ such a strategy, investment in a Fund could limit the growth of Accumulation Value under the Policy. Fixed Indexed Accounts. The interest credited under the Fixed Indexed Accounts will vary in part depending upon the performance of an underlying Index. For Indexed Account A , Indexed Account B and Indexed Account G, if the underlying Index declines or does not change in a given year, you bear the risk that no Index Credits will be added to your Accumulation Value in an Indexed Account Segment at the end of the Index Credit Term. You also bear the risk that sustained declines in the underlying Index may result in Index Credits not being credited to your Accumulation Value for a prolonged period of time and you may need to increase your premium payments in order to keep the Policy in force. Conversely, for Indexed Account A and Indexed Account B, if the investment performance of the underlying Index exceeds the Growth Cap for the Segment, the Index Credits credited to your Accumulation Value would be limited to the Growth Cap for that Segment multiplied by the Participation Rate which may be less than the increase in the underlying Index over the Segment Term. In addition, the amount of any partial surrender or deduction of monthly policy charges from a Segment prior to the end of the Index Credit Term will not receive an Index Credit. We manage our obligation to credit Index Credits in part by purchasing call options on the Index and by prospectively adjusting the Growth Cap on Segment Dates to reflect changes in the costs of purchasing such call options (the price of call options vary with market conditions). In certain cases, we may reduce the Growth Cap for a future Index Credit Term for Indexed Account A and Indexed Account B. If we do so, the amount of the Index Credit which you may have otherwise received would be reduced. Although the Growth Cap may not be less than the guaranteed minimum Growth Cap, it is within our sole discretion to set the Growth Cap for any indexed Segment. We may, at our sole discretion, change the Participation Rate for future Index Credit Terms on amounts allocated to Indexed Account G. If we do so, the amount of the Index Credit which you may have otherwise received could be reduced. It is within our sole discretion to change the current Participation Rate for Indexed Account G; however, it will never be less than 10% or greater than 200%. There is no guarantee that the underlying Indices will be available during the entire time you own your Policy. If an Index is discontinued or we are unable to utilize it, we may substitute a successor index of our choosing. If we do so, the performance of the new index may differ from the currently available underlying Indices. This, in turn, may affect the Index Credits you earn. There is no guarantee that we will continue to offer the Fixed Indexed Accounts during the entire time you own your Policy. We may discontinue offering any or all of the Fixed Indexed Accounts at any time. If we discontinue offering any or all of the Fixed Indexed Accounts, you may transfer Accumulation Value from the Fixed Indexed Accounts to any other investment options available under the Policy. If you do not do so, your Accumulation Value in the Fixed Indexed Account will be reallocated to the Guaranteed Interest Account. Allocating Net Premiums or Accumulation Value to one or all of the Fixed Indexed Accounts is not equivalent to investing in the underlying stocks comprising the underlying Indices. You will have no ownership rights in the underlying stocks comprising the Index, such as voting rights, dividend payments, or other distributions. Also, we are not affiliated with the Index or the underlying stocks comprising the Index. Consequently, the Index and the issuers of the underlying stocks comprising the Index have no involvement with the Policy. If you surrender your Policy before the end of an Index Credit Term, no Index Credit will be credited to your Accumulation Value in that Index Credit Term. See also the Fixed Indexed Accounts section of the General Description of the Policy portion of this prospectus for information on Growth Caps and Participation Rates that apply to the Fixed Indexed Accounts. Policy Loan Risks. A Policy loan, whether or not repaid, will affect the value of your Policy over time because the amounts borrowed do not participate in the investment performance of the Sub-Accounts. In addition, a charge is deducted from your Accumulation Value each month while there is a Policy loan outstanding. The Death Benefit is reduced by the amount of any outstanding Policy indebtedness. If you surrender the Policy or allow it to lapse while a Policy loan is outstanding, the amount of the Policy loan, to the extent it has not previously been taxed, will be considered as an amount you received and taxed accordingly. Policy indebtedness reduces the Surrender Value and increases the risk that your Policy will lapse. Policy Termination. There is the risk that the Policy may terminate or lapse. If your Policy terminates or lapses, all of the Agreements added to the Policy will also terminate or lapse. Policy Termination will occur when there is no Accumulation Value, or the Policy loan amount (plus accrued interest) equals the Accumulation Value, and you do not make a payment into the Policy during the Grace Period. You may reinstate a terminated or lapsed Policy, subject to certain conditions. Policy loans may increase the risk that the Policy will terminate or lapse. If a Policy terminates or lapses with an outstanding Policy loan, there may be significant adverse tax consequences to the Owner. See “Policy Premiums.” Fees and Expenses. Certain fees and expenses are currently assessed at less than their maximum levels. We may increase these current charges in the future up to the maximum levels. If fees and expenses are increased, you may need to increase the amount and/or frequency of premiums to keep the Policy in force. The deduction of monthly Policy charges will reduce your Accumulation Value. The Policy may also be unsuitable as a short-term savings vehicle due to the costs of insurance and expenses charged. Furthermore, Sub-Account values could decline depending upon changes in the Underlying Funds. Depending upon the timing of withdrawals, Owners could lose all or part of their premium payments. Risks Associated with the General Account. The Guaranteed Interest Account, the Fixed Indexed Accounts and the Fixed Loan Account are part of our General Account. Our General Account consists of all assets owned by us other than those in the Variable Account and any other separate accounts which we may establish. Investors look to the financial strength of Minnesota Life for its insurance guarantees. Guarantees provided by Minnesota Life as to the benefits promised in the contract, such as payment of the Death Benefit, are subject to the claims paying ability of Minnesota Life and are subject to the risk that Minnesota Life may default on its obligations under those guarantees. Access to Cash Values through Partial Surrenders and Withdrawals. You should purchase the Policy only if you have the financial ability to keep it in force for a substantial period of time. You should not purchase the Policy if you intend to surrender all or part of your Policy in the near future. Your ability to access the Policy’s Accumulation Value is subject to limitations on amounts that may be withdrawn. Surrender and Partial Surrenders. Surrendering your Policy or taking partial surrenders may have significant tax consequences. If you Surrender your Policy, you may be assessed a Surrender Charge, which may be significant. A partial surrender will be subject to a transaction charge equal to the lesser of $25 or 2 percent of the amount of the partial surrender. A partial surrender will reduce the Accumulation Value and will reduce the Death Benefit and increase the risk of Termination. See “Federal Tax Status.” Qualification as Life Insurance. We believe that a Policy issued on the basis of a standard Underwriting Class should qualify as life insurance under the Code. However, due to lack of guidance in this area, it is not clear whether a Policy issued on a sub-standard basis would qualify. A Policy may also fail to qualify as life insurance under the Code if too much premium is paid into the Policy or the diversification and investor control requirements are not met for investments in the Variable Account. Failure to qualify would mean that the death proceeds would be included in the Beneficiary’s gross income for federal income tax purposes, and that the Accumulation Value would be constructively received before it is actually received. Depending upon the amount of assets in and the level of estate planning undertaken with regard to the Policy Owner’s estate, there is also a risk that the Death Benefit payable under this Policy may be subject to estate taxation. See the “Policy Premiums” and “Federal Tax Status”. Modified Endowment Contract Status. It is possible that a Policy qualifying as life insurance will be treated as a MEC, depending on how rapidly the Policy is funded. A MEC is treated as life insurance with respect to the tax treatment of death proceeds and the tax-free inside build-up of yearly Accumulation Value increases. However, any amounts you receive, such as loans or amounts received from partial or total surrender of the Policy are includable in gross income on an income-first basis. With certain exceptions, the tax treatment includes a ten percent additional income tax imposed on the portion of any distribution taken before age 59½ that is included in income. See “Federal Tax Status.”Overloan Protection Agreement. You may elect the Overloan Protection Agreement to prevent policy Termination in certain circumstances. The tax treatment of the Overloan Protection Agreement is uncertain, and it is not clear whether the Overloan Protection Agreement will be effective to prevent taxation of any outstanding loan balance as a distribution in those situations where Overloan Protection takes effect. Anyone contemplating exercise of the Policy’s Overloan Protection Agreement should consult a tax adviser.
Item 10. Standard Death Benefits (N-6) [Table Text Block]	Standard Death Benefits Death Benefit Proceeds As long as the Policy is in force, we will determine the amount of and pay the Death Benefit proceeds on the Policy upon receipt at our Home Office of satisfactory proof of the second death, plus written direction (from each eligible recipient of Death Benefit proceeds) regarding how to pay the Death Benefit payment, and any other documents, forms and information we need. We may require return of the Policy. We will pay the Death Benefit proceeds to the Beneficiary(ies), if living. If each Beneficiary dies before the second death, we will pay the Death Benefit proceeds to the Owner or the Owner’s estate, or, if the Owner is a corporation, to it or its successor. We will pay the Death Benefit proceeds in a lump sum or under a settlement option.Death Benefit proceeds equal: •the Death Benefit (described below);•plus any additional insurance payable upon the second death provided by an additional Agreement;•plus any premium paid after the date of the second death;•minus any unpaid monthly charges;•minus any outstanding Policy loan; and•minus any accrued Policy Loan Interest.We may further adjust the amount of the Death Benefit proceeds if we contest the Policy and the all insureds or the second insured to die dies by suicide or you misstate an insured’s Age or gender. See “Statement of Additional Information.”Death Benefit Options The Policy provides a Death Benefit. The Death Benefit is determined on each monthly Policy Anniversary and as of the date of the second death. You must select one of the three Death Benefit options we offer in your Application. If you do not choose a Death Benefit option in your Application, the Level Option Death Benefit will automatically be in effect. The Policy is intended to qualify under Code Section 7702 as a life insurance policy for federal tax purposes. The Death Benefit is intended to qualify for the federal income tax exclusion. The provisions of the Policy and any attached Agreement will be interpreted to ensure such qualification, regardless of any language to the contrary. To the extent the Death Benefit is increased to maintain qualification as a life insurance policy, we will make appropriate adjustments to any monthly charges or supplemental Agreements that are consistent with such an increase. Adjustments will be reflected in the monthly charge assessment. Under Code Section 7702, a Policy will generally be treated as life insurance for federal tax purposes if at all times it meets either a “guideline premium test (GPT)” or a “cash value accumulation test (CVAT).” You must choose either the GPT or the CVAT before the Policy is issued. Once the Policy is issued, you may not change to a different test. The Death Benefit will vary depending on which test is used. If you chose the CVAT test, you may not have the Overloan Protection Agreement on your Policy. See “Supplemental Agreements — Overloan Protection Agreement.” The GPT has two components, a premium limit component and a corridor component. The premium limit restricts the amount of premium that can be paid into the Policy. The corridor requires that the Death Benefit be at least a certain percentage (varying each year by Age of the younger insured) of the Accumulation Value. The CVAT does not have a premium limit, but does have a corridor that requires that the Death Benefit be at least a certain percentage (varying based on the Ages and gender classes of the insureds) of the Accumulation Value. The corridor under the CVAT is different than the corridor under the GPT. For a Policy in the corridor with no additional Agreements, as your Accumulation Value increases your Death Benefit will increase more rapidly under CVAT than it would under GPT. Your Policy will be issued using the GPT unless you choose otherwise. In deciding whether or not to choose the CVAT, you should consider that the CVAT generally permits more premiums to be contributed to a Policy, but may require the Policy to have a higher Death Benefit, which may increase certain charges. Under the Guideline Premium Test (GPT), the Level Option Death Benefit equals the greatest of: 1.the Face Amount on the date of the second death; or2.a specified “limitation percentage,” called the Guideline Premium Test Death Benefit Percentage Factor (GPT DBPF) on your Policy’s data pages, multiplied by the Accumulation Value on the date of the second death.Under the Level Option, your Death Benefit remains level unless the limitation percentage multiplied by the Accumulation Value is greater than the Face Amount; then the Death Benefit will vary as the Accumulation Value varies. The limitation percentage is the minimum percentage of Accumulation Value we must pay as the Death Benefit under federal tax requirements. It is based on the Ages of the insureds at the beginning of each Policy Year. The following table indicates the limitation percentages for the guideline premium test for different Ages:
Age	Limitation Percentage
40 and under	250%
41 to 45	250% minus 7% for each year over Age 40
46 to 50	215% minus 6% for each year over Age 45
51 to 55	185% minus 7% for each year over Age 50
56 to 60	150% minus 4% for each year over Age 55
61 to 65	130% minus 2% for each year over Age 60
66 to 70	120% minus 1% for each year over Age 65
71 to 75	115% minus 2% for each year over Age 70
76 to 90	105%
91 to 95	105% minus 1% for each year over Age 90
96 to 121	100%
If the Code requires us to determine the Death Benefit by reference to these limitation percentages, the Policy is described as “in the corridor.” An increase in the Accumulation Value will increase our risk, and we will increase the cost of insurance charge we assess from the Policy’s Accumulation Value. Level Option Guideline Premium Test Example. Assume that the younger insured’s Age is under 40. Under the Level Option, a Policy with a $100,000 Face Amount will generally pay $100,000 in Death Benefits. However, because the Death Benefit must be equal to or be greater than 250 percent of the Accumulation Value, any time the Accumulation Value of the Policy exceeds $40,000, the Death Benefit will exceed the $100,000 Face Amount. The figure $40,000 is derived because 250 percent of $40,000 equals $100,000. Every additional $100 added to the Accumulation Value above $40,000 will increase the Death Benefit by $250. Similarly, so long as the Accumulation Value exceeds $40,000, every $100 taken out of the Accumulation Value will reduce the Death Benefit by $250. If at any time the Accumulation Value multiplied by the limitation percentage is less than the Face Amount, the Death Benefit will equal the Face Amount of the Policy. Under the Cash Value Accumulation Test (CVAT), the Level Option Death Benefit equals the greatest of: 1.the Face Amount on the date of the second death; or2.the amount required for the Policy to qualify as a life insurance policy under Code Section 7702.Under the Level Option, your Death Benefit remains level unless the Accumulation Value is greater than the net single premium as specified under Code Section 7702, multiplied by the Face Amount. The net single premium is based on the insureds’ genders, Ages, tobacco statuses, and Risk Classes. Under the CVAT, a “limitation percentage” may be defined as the value “1” divided by the net single premium. While the limitation percentages are defined differently for the GPT and the CVAT, they work identically with respect to the relationship between the Accumulation Value and the Death Benefit. Specifically, the Death Benefit is never less than the Accumulation Value multiplied by the applicable limitation percentage, regardless of whether the Policy satisfies the GPT or CVAT. If the Code requires us to determine the Death Benefit by reference to these limitation percentages, the Policy is described as “in the corridor.” An increase in the Accumulation Value will increase our risk, and we will increase the cost of insurance charge we assess from the Accumulation Value. Level Option Cash Value Accumulation Test Example. Assume that the Policy has a Face Amount of $100,000, and the limitation percentage is 225 percent. Under the Level Option, a Policy with a $100,000 Face Amount will generally pay $100,000 in Death Benefits. However, because the Death Benefit for the Policy must be equal to or be greater than 225 percent of the Accumulation Value, any time the Accumulation Value of the Policy exceeds $44,444, the Death Benefit of the Policy will exceed the $100,000 Face Amount. The figure $44,444 is derived because 225 percent of $44,444 equals $100,000. Every additional $100 added to the Accumulation Value above $44,444 will increase the Death Benefit of the Policy by $225. Similarly, so long as the Accumulation Value exceeds $44,444, every $100 taken out of the Accumulation Value will reduce the Death Benefit of the Policy by $225. If at any time the Accumulation Value multiplied by the limitation percentage is less than the Face Amount, the Death Benefit of the Policy will equal the Face Amount of the Policy. Under the Guideline Premium Test, the Increasing Option Death Benefit equals the greatest of: 1.the Face Amount plus the Accumulation Value on the date of the second death; or2.the limitation percentage (the GPT DBPF) multiplied by the Accumulation Value on the date of the second death.Under the Increasing Option, the Death Benefit always varies as the Accumulation Value varies. Increasing Option Guideline Premium Test Example. Assume that the younger insured’s Age is under 40. Under the Increasing Option, a Policy with a Face Amount of $100,000 will generally pay a Death Benefit of $100,000 plus the Accumulation Value. Thus, a Policy with an Accumulation Value of $60,000 will generally have a Death Benefit of $160,000 ($100,000 + $60,000). The Death Benefit, however, must be at least 250 percent of the Accumulation Value. As a result, if the Accumulation Value of the Policy exceeds $66,666, the Death Benefit will be greater than the Face Amount plus the Accumulation Value. The figure of $66,666 is derived because 250 percent of $66,666 equals $100,000 + $66,666. Every additional $100 of Accumulation Value above $66,666 will increase the Death Benefit by $250. Similarly, any time the Accumulation Value exceeds $66,666, every $100 taken out of Accumulation Value will reduce the Death Benefit by $250. If at any time the Accumulation Value multiplied by the limitation percentage is less than the Face Amount plus the Accumulation Value, then the Death Benefit will be the Face Amount plus the Accumulation Value of the Policy. Under the Cash Value Accumulation Test, the Increasing Option Death Benefit equals the greatest of: 1.the Face Amount plus the Accumulation Value on the date of the second death; or2.the amount required for the Policy to qualify as a life insurance policy under Code Section 7702.Under the Increasing Option, the Death Benefit always varies as the Accumulation Value varies. Increasing Option Cash Value Accumulation Test Example. Assume that the Policy has a Face Amount of $100,000, and the limitation percentage is 225 percent. Under the Increasing Option, a Policy with a Face Amount of $100,000 will generally pay a Death Benefit of $100,000 plus the Accumulation Value. Thus, a Policy with an Accumulation Value of $65,000 will generally have a Death Benefit of $165,000 ($100,000 + $65,000). The Death Benefit for the Policy must be at least 225 percent of the Accumulation Value. As a result, if the Accumulation Value of the Policy exceeds $80,000, the Death Benefit for the Policy will be greater than the Face Amount plus the Accumulation Value. The figure of $80,000 is derived because 225 percent of $80,000 equals $100,000 + $80,000. Every additional $100 of Accumulation Value above $80,000 will increase the Death Benefit of the Policy by $225. Similarly, any time Accumulation Value exceeds $80,000, every $100 taken out of Accumulation Value will reduce the Death Benefit of the Policy by $225. If at any time the Accumulation Value multiplied by the limitation percentage is less than the Face Amount plus the Accumulation Value, then the Death Benefit for the Policy will be the Face Amount plus the Accumulation Value of the Policy.Effect of Partial Surrenders on the Death Benefit If you choose the Level Option, a partial surrender will reduce the Face Amount by an amount equal to the amount of the partial surrender. If you choose the Increasing Option, your Face Amount will not be affected by a partial surrender. Regardless of the Death Benefit option you choose, a partial surrender will reduce the Death Benefit by at least the amount of the partial surrender.Choosing Death Benefit Options You must choose one Death Benefit option on your Application. This is an important decision. The Death Benefit option you choose will have an impact on the dollar value of the Death Benefit, on your Accumulation Value, and on the amount of cost of insurance charges you pay. If you do not select a Death Benefit option on your Application, the Level Option will become the Death Benefit option for your Policy, by default. You may find the Level Option more suitable for you if your goal is to increase your Accumulation Value through positive investment experience. Positive investment experience under the Level Option would result in a higher proportion of Accumulation Value to the Death Benefit, which may lower the total amount of fees and expenses we would charge. You may find the Increasing Option more suitable for you if your goal is to increase your total Death Benefit. Positive increases in the Accumulation Value would be reflected in your Death Benefit, which would result in a Death Benefit that equals your Initial Face Amount plus the Accumulation Value.Changing the Death Benefit Option After the first Policy Year, you may change your Death Benefit option once each Policy Year. We will notify you of the new Face Amount. •You must send your Written Request in Good Order to our Home Office.•The effective date of the change will be the monthly Policy Anniversary on or following the date we approve your request for a change in Good Order.•Changing your Death Benefit option may cause you to receive taxable income, may cause your Policy to become a MEC or may have other unintended adverse federal tax consequences. See “Federal Tax Status.” You should consult a tax adviser before changing your Policy’s Death Benefit option.Decreasing the Face Amount You may decrease the Face Amount of the Policy. A decrease in the Face Amount will affect your cost of insurance charge, your guideline premium or cash value accumulation tax calculation, and may have adverse federal tax consequences. You should consult a tax adviser before decreasing your Policy’s Face Amount.
Item 18. Portfolio Companies (N-6) [Text Block]	Appendix A — Portfolio Companies Available Under the Contract The following is a list of Portfolio Companies available under the Contract. More information about the Portfolio Companies is available in the prospectuses for the Portfolio Companies, which may be amended from time to time and can be found online at www.securian.com/fd/products. You can also request this information at no cost by calling 1-844-208-2412 or by sending an email request to policyservices@securian.com. Depending on the optional benefits you choose, you may not be able to invest in certain Portfolio Companies.[a] The current expenses and performance information below reflects fees and expenses of the Portfolio Companies, but do not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Portfolio Company’s past performance is not necessarily an indication of future performance.
Prospectuses Available [Text Block]	The following is a list of Portfolio Companies available under the Contract. More information about the Portfolio Companies is available in the prospectuses for the Portfolio Companies, which may be amended from time to time and can be found online at www.securian.com/fd/products. You can also request this information at no cost by calling 1-844-208-2412 or by sending an email request to policyservices@securian.com. Depending on the optional benefits you choose, you may not be able to invest in certain Portfolio Companies.[a] The current expenses and performance information below reflects fees and expenses of the Portfolio Companies, but do not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Portfolio Company’s past performance is not necessarily an indication of future performance.
Portfolio Companies [Table Text Block]
Investment Objective	Portfolio Company and Adviser/Subadviser	Current Expenses[1]	Average Annual Total Returns (as of December 31, 2022)
			1 year	5 year	10 year
AB Variable Products Series Fund, Inc.
Seeks to maximize total return consistent with the Adviser's determination of reasonable risk.	Dynamic Asset Allocation Portfolio – Class B Shares* Investment Adviser: AllianceBernstein L.P.	1.10%[2]	-18.68%	-0.10%	3.08%
The Portfolio’s investment objective is long-term growth of capital.	International Value Portfolio – Class A Shares Investment Adviser: AllianceBernstein L.P.	0.88%[2]	-13.61%	-2.32%	2.76%
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
Seeks capital appreciation.	Invesco Oppenheimer V.I. International Growth Fund – Series I Shares Investment Adviser: Invesco Advisers, Inc.	1.00%[2]	-27.13%	0.23%	4.21%
Long-term capital appreciation.	Invesco V.I. American Value Fund – Series I Shares Investment Adviser: Invesco Advisers, Inc.	0.89%	-2.61%	6.59%	8.87%
Seeks capital growth and income through investments in equity securities, including common stocks, preferred stocks and securities convertible into common and preferred stocks.	Invesco V.I. Comstock Fund – Series I Shares Investment Adviser: Invesco Advisers, Inc.	0.75%	1.12%	8.03%	11.02%
Seeks capital appreciation.	Invesco V.I. Main Street Small Cap Fund® – Series I Shares Investment Adviser: Invesco Advisers, Inc.	0.87%	-15.83%	7.01%	10.88%
ALPS Variable Investment Trust (Morningstar)
Seeks to provide investors with capital appreciation.	Morningstar Aggressive Growth ETF Asset Allocation Portfolio – Class I Shares Investment Adviser: ALPS Advisors, Inc. Subadviser: Morningstar Investment Management LLC	0.64%	-12.92%	4.85%	7.45%
Investment Objective	Portfolio Company and Adviser/Subadviser	Current Expenses[1]	Average Annual Total Returns (as of December 31, 2022)
			1 year	5 year	10 year
Seeks to provide investors with capital appreciation and some current income.	Morningstar Balanced ETF Asset Allocation Portfolio – Class I Shares Investment Adviser: ALPS Advisors, Inc. Subadviser: Morningstar Investment Management LLC	0.63%	-12.60%	3.06%	5.17%
Seeks to provide investors with current income and preservation of capital.	Morningstar Conservative ETF Asset Allocation Portfolio – Class I Shares Investment Adviser: ALPS Advisors, Inc. Subadviser: Morningstar Investment Management LLC	0.61%[2]	-11.61%	0.78%	2.00%
Seeks to provide investors with capital appreciation.	Morningstar Growth ETF Asset Allocation Portfolio – Class I Shares Investment Adviser: ALPS Advisors, Inc. Subadviser: Morningstar Investment Management LLC	0.62%	-12.96%	4.10%	6.59%
Seeks to provide investors with current income and capital appreciation.	Morningstar Income and Growth ETF Asset Allocation Portfolio – Class I Shares Investment Adviser: ALPS Advisors, Inc. Subadviser: Morningstar Investment Management LLC	0.62%[2]	-12.31%	2.02%	3.61%
American Century Variable Portfolios, Inc.
The fund seeks capital growth by investing in common stocks. Income is a secondary objective.	VP Disciplined Core Value Fund – Class I Shares Investment Adviser: American Century Investment Management, Inc.	0.71%	-12.74%	6.85%	10.63%
American Century Variable Portfolios II, Inc.
The fund pursues long-term total return using a strategy that seeks to protect against U.S. inflation.	VP Inflation Protection Fund – Class I Shares Investment Adviser: American Century Investment Management, Inc.	0.52%	-12.88%	1.64%	0.93%
American Funds Insurance Series®
The fund’s investment objective is to provide you, over the long term, with a high level of total return consistent with prudent investment management. Total return comprises the income generated by the fund and the changes in the market value of the fund’s investments.	Capital World Bond Fund – Class 1 Shares Investment Adviser: Capital Research and Management Company	0.47%	-17.43%	-1.53%	-0.25%
Investment Objective	Portfolio Company and Adviser/Subadviser	Current Expenses[1]	Average Annual Total Returns (as of December 31, 2022)
			1 year	5 year	10 year
The fund’s investment objective is to provide long-term growth of capital.	Global Small Capitalization Fund – Class 1 Shares Investment Adviser: Capital Research and Management Company	0.66%[2]	-29.37%	3.05%	7.10%
The fund’s investment objective is to provide growth of capital.	Growth Fund – Class 1 Shares Investment Adviser: Capital Research and Management Company	0.34%	-29.75%	11.42%	13.93%
The fund’s investment objectives are to achieve long-term growth of capital and income.	Growth-Income Fund – Class 1 Shares Investment Adviser: Capital Research and Management Company	0.28%	-16.28%	8.09%	11.82%
The fund’s investment objective is to provide long-term growth of capital.	International Fund – Class 1 Shares Investment Adviser: Capital Research and Management Company	0.53%	-20.57%	-0.78%	4.18%
The fund’s investment objective is long-term capital appreciation.	New World Fund® – Class 1 Shares Investment Adviser: Capital Research and Management Company	0.57%[2]	-21.86%	2.58%	4.53%
The fund’s investment objective is to provide a high level of current income consistent with prudent investment risk and preservation of capital.	U.S. Government Securities Fund – Class 1 Shares Investment Adviser: Capital Research and Management Company	0.24%[2]	-10.75%	0.85%	1.17%
BlackRock Variable Series Funds, Inc.
Seeks to match the performance of the MSCI EAFE Index (Europe, Australasia, Far East) (the “MSCI EAFE Index” or the “Underlying Index”) in U.S. dollars with net dividends as closely as possible before the deduction of Fund expenses.	BlackRock International Index V.I. Fund – Class I Shares Investment Adviser: BlackRock Advisors, LLC	0.27%[2]	-14.35%	1.56%	4.40%
Seeks to match the performance of the Russell 2000® Index (the “Russell 2000” or the “Underlying Index”) as closely as possible before the deduction of Fund expenses.	BlackRock Small Cap Index V.I. Fund – Class I Shares Investment Adviser: BlackRock Advisors, LLC	0.22%[2]	-20.46%	3.98%	8.74%
Fidelity® Variable Insurance Products Funds
Seeks to provide investment results that correspond to the aggregate price and interest performance of the debt securities in the Bloomberg Barclays U.S. Aggregate Bond Index.	Bond Index Portfolio – Initial Class Shares Investment Adviser: Fidelity Management & Research Company LLC (FMR) Subadviser: Other investment advisers serve as sub-advisers for the fund.	0.14%	-13.19%	—	—
Investment Objective	Portfolio Company and Adviser/Subadviser	Current Expenses[1]	Average Annual Total Returns (as of December 31, 2022)
			1 year	5 year	10 year
Seeks reasonable income and the potential for capital appreciation. The fund’s goal is to achieve a yield which exceeds the composite yield on the securities comprising the Standard & Poor’s 500SM Index (S&P 500®).	Equity-Income Portfolio – Initial Class Shares Investment Adviser: Fidelity Management & Research Company LLC (FMR) Subadviser: Other investment advisers serve as sub-advisers for the fund.	0.51%	-4.96%	8.16%	10.19%
Seeks long-term growth of capital.	Mid Cap Portfolio – Initial Class Shares Investment Adviser: Fidelity Management & Research Company LLC (FMR) Subadviser: Other investment advisers serve as sub-advisers for the fund.	0.61%	-14.74%	5.95%	9.96%
Franklin Templeton Variable Insurance Products Trust
Seeks long-term total return.	Franklin Small Cap Value VIP Fund – Class 1 Shares Investment Adviser: Franklin Mutual Advisers, LLC	0.66%[2]	-9.82%	5.74%	9.36%
Ivy Variable Insurance Portfolios
To seek to provide total return.	Delaware Ivy VIP Asset Strategy – Class II Shares Investment Adviser: Delaware Management Company Subadviser: Macquarie Investment Management Austria Kapitalanlage AG, Macquarie Funds Management Hong Kong Limited, Macquarie Investment Management Global Limited, and Macquarie Investment Management Europe Limited	0.87%[2]	-14.71%	4.32%	4.46%
To seek to provide capital growth and appreciation.	Delaware Ivy VIP Core Equity – Class II Shares Investment Adviser: Delaware Management Company Subadviser: Macquarie Funds Management Hong Kong Limited and Macquarie Investment Management Global Limited	0.95%[2]	-17.33%	10.15%	11.44%
To seek to provide growth of capital.	Delaware Ivy VIP Global Growth – Class II Shares Investment Adviser: Delaware Management Company Subadviser: Macquarie Funds Management Hong Kong Limited and Macquarie Investment Management Global Limited	1.13%[2]	-17.49%	6.72%	7.60%
Investment Objective	Portfolio Company and Adviser/Subadviser	Current Expenses[1]	Average Annual Total Returns (as of December 31, 2022)
			1 year	5 year	10 year
To seek to provide capital growth and appreciation.	Delaware Ivy VIP International Core Equity – Class II Shares Investment Adviser: Delaware Management Company Subadviser: Macquarie Funds Management Hong Kong Limited and Macquarie Investment Management Global Limited	1.17%[2]	-14.32%	0.45%	4.80%
To seek to provide growth of capital.	Delaware Ivy VIP Mid Cap Growth – Class II Shares Investment Adviser: Delaware Management Company Subadviser: Macquarie Funds Management Hong Kong Limited and Macquarie Investment Management Global Limited	1.10%[2]	-30.78%	10.59%	11.39%
To seek to provide growth of capital.	Delaware Ivy VIP Science and Technology – Class II Shares Investment Adviser: Delaware Management Company Subadviser: Macquarie Funds Management Hong Kong Limited and Macquarie Investment Management Global Limited	1.17%	-31.83%	8.53%	12.18%
To seek to provide capital appreciation.	Delaware Ivy VIP Smid Cap Core – Class II Shares Investment Adviser: Delaware Management Company Subadviser: Macquarie Funds Management Hong Kong Limited and Macquarie Investment Management Global Limited	1.22%	-14.84%	4.14%	9.25%
To seek to provide total return consistent with a moderate level of risk as compared to the other Ivy VIP Pathfinder Managed Volatility Portfolios, while seeking to manage volatility of investment return.	Delaware Ivy VIP Pathfinder Moderate - Managed Volatility – Class II Shares* Investment Adviser: Delaware Management Company Subadviser: Securian Asset Management, Inc., Macquarie Investment Management Austria Kapitalanlage AG, Macquarie Funds Management Hong Kong Limited, Macquarie Investment Management Global Limited, and Macquarie Investment Management Europe Limited	0.96%	-13.22%	3.79%	—
Janus Aspen Series
Seeks long-term capital growth, consistent with preservation of capital and balanced by current income.	Janus Henderson Balanced Portfolio – Institutional Shares Investment Adviser: Janus Henderson Investors US LLC	0.62%	-16.40%	6.69%	8.43%
Investment Objective	Portfolio Company and Adviser/Subadviser	Current Expenses[1]	Average Annual Total Returns (as of December 31, 2022)
			1 year	5 year	10 year
Seeks to obtain maximum total return, consistent with preservation of capital.	Janus Henderson Flexible Bond Portfolio – Institutional Shares Investment Adviser: Janus Henderson Investors US LLC	0.57%[2]	-13.66%	0.50%	1.35%
Seeks long-term growth of capital.	Janus Henderson Forty Portfolio – Institutional Shares Investment Adviser: Janus Henderson Investors US LLC	0.55%	-33.55%	9.75%	13.00%
Seeks capital appreciation.	Janus Henderson Mid Cap Value Portfolio – Institutional Shares Investment Adviser: Janus Henderson Investors US LLC	0.67%	-5.56%	4.75%	8.52%
Seeks long-term growth of capital.	Janus Henderson Overseas Portfolio – Institutional Shares Investment Adviser: Janus Henderson Investors US LLC	0.89%	-8.60%	5.46%	3.97%
Legg Mason Partners Variable Equity Trust
Seeks long-term growth of capital.	ClearBridge Variable Small Cap Growth Portfolio – Class I Shares Investment Adviser: Legg Mason Partners Fund Advisor, LLC Subadviser: ClearBridge Investments, LLC	0.80%	-28.85%	8.54%	11.23%
MFS® Variable Insurance Trust
To seek capital appreciation.	MFS® Mid Cap Growth Series – Initial Class Investment Adviser: Massachusetts Financial Services Company	0.80%[2]	-28.70%	9.28%	12.53%
MFS® Variable Insurance Trust II
To seek capital appreciation.	MFS® International Intrinsic Value Portfolio – Initial Class Investment Adviser: Massachusetts Financial Services Company	0.90%[2]	-23.56%	3.03%	7.82%
Morgan Stanley Variable Insurance Fund, Inc.
Seeks long-term capital appreciation by investing primarily in growth-oriented equity securities of issuers in emerging market countries.	Emerging Markets Equity Portfolio – Class II Shares Investment Adviser: Morgan Stanley Investment Management Inc. Subadviser: Morgan Stanley Investment Management Company	1.27%[2]	-25.13%	-2.77%	0.54%
Neuberger Berman Advisers Management Trust
The Fund seeks long-term growth of capital by investing primarily in securities of companies that meet the Fund’s environmental, social and governance (ESG) criteria.	Neuberger Berman AMT Sustainable Equity Portfolio – I Class Shares Investment Adviser: Neuberger Berman Investment Advisers LLC	0.93%	-18.45%	7.40%	10.89%
Investment Objective	Portfolio Company and Adviser/Subadviser	Current Expenses[1]	Average Annual Total Returns (as of December 31, 2022)
			1 year	5 year	10 year
Northern Lights Variable Trust (TOPS)
Seeks to provide income and capital appreciation with less volatility than the fixed income and equity markets as a whole.	TOPS® Managed Risk Flex ETF Portfolio* Investment Adviser: Valmark Advisers, Inc. Subadviser: Milliman Financial Risk Management LLC	0.96%	-12.12%	1.50%	—
Seeks to provide capital appreciation, with a secondary objective of hedging risk.	TOPS® Target RangeTM Portfolio – Class S Shares Investment Adviser: Valmark Advisers, Inc. Subadviser: Milliman Financial Risk Management LLC	1.05%	-19.46%	—	—
PIMCO Variable Insurance Trust
Seeks to maximize risk-adjusted total return relative to a blend of 60% MSCI World Index 40% Bloomberg Barclays U.S. Aggregate Index.	PIMCO VIT Global Diversified Allocation Portfolio – Advisor Class Shares* Investment Adviser: Pacific Investment Management Company LLC (“PIMCO”)	1.15%[2]	-16.61%	0.80%	—
Seeks maximum total return, consistent with preservation of capital and prudent investment management.	PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged) – Advisor Class Shares Investment Adviser: Pacific Investment Management Company LLC (“PIMCO”)	1.11%	-10.24%	0.22%	—
Seeks maximum total return, consistent with preservation of capital and prudent investment management.	PIMCO VIT Low Duration Portfolio – Institutional Class Shares Investment Adviser: Pacific Investment Management Company LLC (“PIMCO”)	0.52%	-5.60%	0.23%	0.57%
Seeks maximum total return, consistent with preservation of capital and prudent investment management.	PIMCO VIT Total Return Portfolio – Institutional Class Shares Investment Adviser: Pacific Investment Management Company LLC (“PIMCO”)	0.52%	-14.17%	-0.03%	1.07%
Putnam Variable Trust
Seeks capital appreciation.	Putnam VT Growth Opportunities Fund – Class IA Shares Investment Adviser: Putnam Investment Management, LLC	0.66%	-30.36%	10.88%	14.00%
Seeks capital appreciation.	Putnam VT International Equity Fund – Class IA Shares Investment Adviser: Putnam Investment Management, LLC	0.86%	-14.58%	1.27%	4.77%
Seeks capital growth. Current income is a secondary objective.	Putnam VT International Value Fund – Class IA Shares Investment Adviser: Putnam Investment Management, LLC	0.90%	-6.70%	2.23%	4.45%
Investment Objective	Portfolio Company and Adviser/Subadviser	Current Expenses[1]	Average Annual Total Returns (as of December 31, 2022)
			1 year	5 year	10 year
Seeks capital growth and current income.	Putnam VT Large Cap Value Fund – Class IA Shares Investment Adviser: Putnam Investment Management, LLC	0.57%	-2.87%	9.53%	12.04%
Securian Funds Trust
Seeks to maximize risk-adjusted total return relative to its blended benchmark index comprised of 60% S&P 500 Index and 40% Bloomberg Barclays U.S. Aggregate Bond Index (the Benchmark Index).	SFT Balanced Stabilization Fund* Investment Adviser: Securian Asset Management, Inc.	0.97%	-12.62%	5.18%	—
Seeks as high a level of a long-term total rate of return as is consistent with prudent investment risk. The Portfolio also seeks preservation of capital as a secondary objective.	SFT Core Bond Fund – Class 1 Shares Investment Adviser: Metropolitan West Asset Management, LLC (MetWest)	0.50%	-13.93%	-0.04%	1.56%
Seeks to provide growth of capital.	SFT Delaware IvySM Growth Fund Investment Adviser: Securian Asset Management, Inc. Subadviser: Delaware Investments Fund Advisers	0.96%	-27.15%	11.59%	—
Seeks to provide growth of capital.	SFT Delaware IvySM Small Cap Growth Fund Investment Adviser: Securian Asset Management, Inc. Subadviser: Delaware Investments Fund Advisers	1.27%	-26.87%	4.36%	—
Seeks to maximize risk-adjusted total return relative to its blended benchmark index, comprised of 60% S&P 500 Low Volatility Index, 20% S&P BMI International Developed Low Volatility Index and 20% Bloomberg Barclays U.S. 3 Month Treasury Bellwether Index (the Benchmark Index).	SFT Equity Stabilization Fund* Investment Adviser: Securian Asset Management, Inc.	1.05%	-9.71%	1.24%	—
Seeks maximum current income to the extent consistent with liquidity and the preservation of capital.+	SFT Government Money Market Fund Investment Adviser: Securian Asset Management, Inc.	0.66%	1.12%	0.80%	0.41%
Seeks investment results generally corresponding to the aggregate price and dividend performance of the publicly traded common stocks that comprise the Standard & Poor’s 400 MidCap Index (the S&P 400).	SFT Index 400 Mid-Cap Fund – Class 1 Shares Investment Adviser: Securian Asset Management, Inc.	0.31%	-13.38%	6.36%	10.45%
Investment Objective	Portfolio Company and Adviser/Subadviser	Current Expenses[1]	Average Annual Total Returns (as of December 31, 2022)
			1 year	5 year	10 year
Seeks investment results that correspond generally to the price and yield performance of the common stocks included in the Standard & Poor’s 500 Composite Stock Price Index (the S&P 500).	SFT Index 500 Fund – Class 1 Shares Investment Adviser: Securian Asset Management, Inc.	0.19%	-18.27%	9.20%	12.31%
Seeks to maximize current income, consistent with the protection of principal.	SFT International Bond Fund – Class 1 Shares Investment Adviser: Securian Asset Management, Inc. Subadviser: Brandywine Global Investment Management, LLC	1.03%	-10.27%	-3.46%	-1.47%
Seeks above average income and long-term growth of capital.	SFT Real Estate Securities Fund – Class 1 Shares Investment Adviser: Cohen & Steers	0.90%	-26.10%	4.25%	6.62%
Seeks to provide long-term capital appreciation by investing in common stocks believed to be undervalued. Income is a secondary objective.	SFT T. Rowe Price Value Fund Investment Adviser: Securian Asset Management, Inc. Subadviser: T. Rowe Price Associates, Inc.	1.07%	-11.67%	7.39%	—
Seeks growth of capital.	SFT Wellington Core Equity Fund – Class 1 Shares Investment Adviser: Securian Asset Management, Inc. Subadviser: Wellington Management Company LLP	0.87%	-19.26%	9.25%	—
T. Rowe Price Equity Series, Inc.
Seeks long-term capital appreciation.	T. Rowe Price Health Sciences Portfolio – II Class Investment Adviser: T. Rowe Price Associates, Inc.	1.19%[2]	-12.69%	10.56%	15.35%
Vanguard® Variable Insurance Fund
Seeks long-term capital appreciation and reasonable current income.	Balanced Portfolio Investment Adviser: Wellington Management Company LLP	0.21%	-14.30%	5.96%	8.41%
Seeks long-term capital appreciation.	Capital Growth Portfolio Investment Adviser: PRIMECAP Management Company	0.34%	-15.48%	8.57%	13.75%
Seeks long-term capital appreciation and income.	Diversified Value Portfolio Investment Adviser: Hotchkis and Wiley Capital Management, LLC and Lazard Asset Management LLC	0.29%	-11.49%	8.08%	10.08%
Seeks above-average level of current income and reasonable long-term capital appreciation.	Equity Income Portfolio Investment Adviser: Wellington Management Company LLP	0.30%	-0.66%	8.51%	11.58%
Seeks high level of current income.	High Yield Bond Portfolio Investment Adviser: Wellington Management Company LLP	0.25%	-9.23%	2.27%	3.64%
Investment Objective	Portfolio Company and Adviser/Subadviser	Current Expenses[1]	Average Annual Total Returns (as of December 31, 2022)
			1 year	5 year	10 year
Seeks long-term capital appreciation.	International Portfolio Investment Adviser: Schroder Investment Management North America, Inc. and Baillie Gifford Overseas Ltd	0.41%	-30.12%	4.45%	7.58%
Seeks current income while maintaining limited price volatility.	Short-Term Investment-Grade Portfolio Investment Adviser: The Vanguard Group, Inc.	0.14%	-5.72%	1.10%	1.44%
Seeks long-term capital appreciation.	Small Company Growth Portfolio Investment Adviser: ArrowMark Colorado Holdings, LLC and The Vanguard Group, Inc.	0.29%	-25.35%	4.53%	10.06%
Seeks to track the performance of a broad, market-weighted bond index.	Total Bond Market Index Portfolio Investment Adviser: The Vanguard Group, Inc.	0.14%	-13.21%	-0.10%	0.92%
Seeks to track the performance of a benchmark index that measures the investment return of the overall stock market.	Total Stock Market Index Portfolio Investment Adviser: The Vanguard Group, Inc.	0.13%	-19.59%	8.55%	11.92%

Portfolio Company Objective [Text Block]	Investment Objective
Temporary Fee Reductions, Current Expenses [Text Block]	This Fund's Current Expenses reflect a temporary expense reimbursement or fee waiver arrangements that are in place and reported in the Fund's prospectus.
Joint Survivorship Variable Universal Life | SubAccountInvestmentRiskMember
Prospectus:
Principal Risk [Text Block]	Sub-Account Investment Risk. Your Accumulation Value under the Policy, to the extent invested in the Sub-Accounts of the Variable Account, has no guaranteed minimum value. Therefore, you bear the risk that any adverse investment performance in the Sub-Accounts may reduce your Accumulation Value under the Policy. You are also subject to the risk that the investment performance of the Sub-Accounts you select may be less favorable than that of other Sub-Accounts, and in order to keep the Policy in force you may be required to pay more premiums than originally planned. Additionally, you could lose money you have invested in the Policy due to poor investment performance of the Sub-Accounts. The Policy also offers you the opportunity to have your Accumulation Value increase more rapidly than it would under comparable fixed life insurance by virtue of favorable investment performance. The Death Benefit may also increase and decrease with investment experience.
Joint Survivorship Variable Universal Life | PortfolioRisksMember
Prospectus:
Principal Risk [Text Block]	Portfolio Risks. There is no assurance that any Portfolio will achieve its stated investment objective. A comprehensive discussion of the risks of each Portfolio may be found in each Portfolio’s prospectus. Please refer to the Portfolios’ prospectuses for more information. The amounts you invest in a particular Portfolio are not guaranteed and, because both principal and any return on the investment are subject to market risk, you can lose money by investing in the Portfolios.
Joint Survivorship Variable Universal Life | RisksAssociatedwithCertainFundsMember
Prospectus:
Principal Risk [Text Block]	Risks Associated with Certain Funds. The Certain Funds use managed volatility strategies to help limit the Fund’s overall volatility and reduce the effects of significant market downturns during periods of high equity market volatility. The managed volatility strategy could also limit a Fund’s ability to participate in rising equity markets compared to otherwise similar Funds that do not use a managed volatility strategy. Because the use of a managed volatility strategy may, in some markets, suppress the investment performance of a Fund compared to other similar Funds that do not employ such a strategy, investment in a Fund could limit the growth of Accumulation Value under the Policy.
Joint Survivorship Variable Universal Life | FixedIndexedAccountsMember
Prospectus:
Principal Risk [Text Block]	Fixed Indexed Accounts. The interest credited under the Fixed Indexed Accounts will vary in part depending upon the performance of an underlying Index. For Indexed Account A , Indexed Account B and Indexed Account G, if the underlying Index declines or does not change in a given year, you bear the risk that no Index Credits will be added to your Accumulation Value in an Indexed Account Segment at the end of the Index Credit Term. You also bear the risk that sustained declines in the underlying Index may result in Index Credits not being credited to your Accumulation Value for a prolonged period of time and you may need to increase your premium payments in order to keep the Policy in force. Conversely, for Indexed Account A and Indexed Account B, if the investment performance of the underlying Index exceeds the Growth Cap for the Segment, the Index Credits credited to your Accumulation Value would be limited to the Growth Cap for that Segment multiplied by the Participation Rate which may be less than the increase in the underlying Index over the Segment Term. In addition, the amount of any partial surrender or deduction of monthly policy charges from a Segment prior to the end of the Index Credit Term will not receive an Index Credit. We manage our obligation to credit Index Credits in part by purchasing call options on the Index and by prospectively adjusting the Growth Cap on Segment Dates to reflect changes in the costs of purchasing such call options (the price of call options vary with market conditions). In certain cases, we may reduce the Growth Cap for a future Index Credit Term for Indexed Account A and Indexed Account B. If we do so, the amount of the Index Credit which you may have otherwise received would be reduced. Although the Growth Cap may not be less than the guaranteed minimum Growth Cap, it is within our sole discretion to set the Growth Cap for any indexed Segment. We may, at our sole discretion, change the Participation Rate for future Index Credit Terms on amounts allocated to Indexed Account G. If we do so, the amount of the Index Credit which you may have otherwise received could be reduced. It is within our sole discretion to change the current Participation Rate for Indexed Account G; however, it will never be less than 10% or greater than 200%. There is no guarantee that the underlying Indices will be available during the entire time you own your Policy. If an Index is discontinued or we are unable to utilize it, we may substitute a successor index of our choosing. If we do so, the performance of the new index may differ from the currently available underlying Indices. This, in turn, may affect the Index Credits you earn. There is no guarantee that we will continue to offer the Fixed Indexed Accounts during the entire time you own your Policy. We may discontinue offering any or all of the Fixed Indexed Accounts at any time. If we discontinue offering any or all of the Fixed Indexed Accounts, you may transfer Accumulation Value from the Fixed Indexed Accounts to any other investment options available under the Policy. If you do not do so, your Accumulation Value in the Fixed Indexed Account will be reallocated to the Guaranteed Interest Account. Allocating Net Premiums or Accumulation Value to one or all of the Fixed Indexed Accounts is not equivalent to investing in the underlying stocks comprising the underlying Indices. You will have no ownership rights in the underlying stocks comprising the Index, such as voting rights, dividend payments, or other distributions. Also, we are not affiliated with the Index or the underlying stocks comprising the Index. Consequently, the Index and the issuers of the underlying stocks comprising the Index have no involvement with the Policy. If you surrender your Policy before the end of an Index Credit Term, no Index Credit will be credited to your Accumulation Value in that Index Credit Term. See also the Fixed Indexed Accounts section of the General Description of the Policy portion of this prospectus for information on Growth Caps and Participation Rates that apply to the Fixed Indexed Accounts.
Joint Survivorship Variable Universal Life | PolicyLoanRisksMember
Prospectus:
Principal Risk [Text Block]	Policy Loan Risks. A Policy loan, whether or not repaid, will affect the value of your Policy over time because the amounts borrowed do not participate in the investment performance of the Sub-Accounts. In addition, a charge is deducted from your Accumulation Value each month while there is a Policy loan outstanding. The Death Benefit is reduced by the amount of any outstanding Policy indebtedness. If you surrender the Policy or allow it to lapse while a Policy loan is outstanding, the amount of the Policy loan, to the extent it has not previously been taxed, will be considered as an amount you received and taxed accordingly. Policy indebtedness reduces the Surrender Value and increases the risk that your Policy will lapse.
Joint Survivorship Variable Universal Life | PolicyTerminationMember
Prospectus:
Principal Risk [Text Block]	Policy Termination. There is the risk that the Policy may terminate or lapse. If your Policy terminates or lapses, all of the Agreements added to the Policy will also terminate or lapse. Policy Termination will occur when there is no Accumulation Value, or the Policy loan amount (plus accrued interest) equals the Accumulation Value, and you do not make a payment into the Policy during the Grace Period. You may reinstate a terminated or lapsed Policy, subject to certain conditions. Policy loans may increase the risk that the Policy will terminate or lapse. If a Policy terminates or lapses with an outstanding Policy loan, there may be significant adverse tax consequences to the Owner. See “Policy Premiums.”
Joint Survivorship Variable Universal Life | FeesandExpensesMember
Prospectus:
Principal Risk [Text Block]	Fees and Expenses. Certain fees and expenses are currently assessed at less than their maximum levels. We may increase these current charges in the future up to the maximum levels. If fees and expenses are increased, you may need to increase the amount and/or frequency of premiums to keep the Policy in force. The deduction of monthly Policy charges will reduce your Accumulation Value. The Policy may also be unsuitable as a short-term savings vehicle due to the costs of insurance and expenses charged. Furthermore, Sub-Account values could decline depending upon changes in the Underlying Funds. Depending upon the timing of withdrawals, Owners could lose all or part of their premium payments.
Joint Survivorship Variable Universal Life | RisksAssociatedwiththeGeneralAccountMember
Prospectus:
Principal Risk [Text Block]	Risks Associated with the General Account. The Guaranteed Interest Account, the Fixed Indexed Accounts and the Fixed Loan Account are part of our General Account. Our General Account consists of all assets owned by us other than those in the Variable Account and any other separate accounts which we may establish. Investors look to the financial strength of Minnesota Life for its insurance guarantees. Guarantees provided by Minnesota Life as to the benefits promised in the contract, such as payment of the Death Benefit, are subject to the claims paying ability of Minnesota Life and are subject to the risk that Minnesota Life may default on its obligations under those guarantees.
Joint Survivorship Variable Universal Life | AccesstoCashValuesthroughPartialSurrendersandWithdrawalsMember
Prospectus:
Principal Risk [Text Block]	Access to Cash Values through Partial Surrenders and Withdrawals. You should purchase the Policy only if you have the financial ability to keep it in force for a substantial period of time. You should not purchase the Policy if you intend to surrender all or part of your Policy in the near future. Your ability to access the Policy’s Accumulation Value is subject to limitations on amounts that may be withdrawn.
Joint Survivorship Variable Universal Life | SurrenderandPartialSurrendersMember
Prospectus:
Principal Risk [Text Block]	Surrender and Partial Surrenders. Surrendering your Policy or taking partial surrenders may have significant tax consequences. If you Surrender your Policy, you may be assessed a Surrender Charge, which may be significant. A partial surrender will be subject to a transaction charge equal to the lesser of $25 or 2 percent of the amount of the partial surrender. A partial surrender will reduce the Accumulation Value and will reduce the Death Benefit and increase the risk of Termination. See “Federal Tax Status.”
Joint Survivorship Variable Universal Life | QualificationasLifeInsuranceMember
Prospectus:
Principal Risk [Text Block]	Qualification as Life Insurance. We believe that a Policy issued on the basis of a standard Underwriting Class should qualify as life insurance under the Code. However, due to lack of guidance in this area, it is not clear whether a Policy issued on a sub-standard basis would qualify. A Policy may also fail to qualify as life insurance under the Code if too much premium is paid into the Policy or the diversification and investor control requirements are not met for investments in the Variable Account. Failure to qualify would mean that the death proceeds would be included in the Beneficiary’s gross income for federal income tax purposes, and that the Accumulation Value would be constructively received before it is actually received. Depending upon the amount of assets in and the level of estate planning undertaken with regard to the Policy Owner’s estate, there is also a risk that the Death Benefit payable under this Policy may be subject to estate taxation. See the “Policy Premiums” and “Federal Tax Status”.
Joint Survivorship Variable Universal Life | ModifiedEndowmentContractStatusMember
Prospectus:
Principal Risk [Text Block]	Modified Endowment Contract Status. It is possible that a Policy qualifying as life insurance will be treated as a MEC, depending on how rapidly the Policy is funded. A MEC is treated as life insurance with respect to the tax treatment of death proceeds and the tax-free inside build-up of yearly Accumulation Value increases. However, any amounts you receive, such as loans or amounts received from partial or total surrender of the Policy are includable in gross income on an income-first basis. With certain exceptions, the tax treatment includes a ten percent additional income tax imposed on the portion of any distribution taken before age 59½ that is included in income. See “Federal Tax Status.”
Joint Survivorship Variable Universal Life | Risk of Loss [Member]
Prospectus:
Risk [Text Block]	You have the risk that you can lose money by investing in the Policy.
Joint Survivorship Variable Universal Life | Not Short Term Investment Risk [Member]
Prospectus:
Risk [Text Block]	The Policy is not a short-term investment and may not be appropriate for Policy Owners who need ready access to cash. The Policy combines both life insurance protection and the potential for the accumulation of cash values; however, it contains costs, such as cost of insurance, surrender charges, and other expenses that, in the short term, may reduce the amount of Accumulation Value available to the Policy Owner.
Joint Survivorship Variable Universal Life | Investment Options Risk [Member]
Prospectus:
Risk [Text Block]	The Policy Accumulation Value, to the extent invested in a Sub-Account, is subject to the risk of poor investment performance and can vary with the positive or negative investment experience of the corresponding Portfolio. Each investment option, including any of the Variable Account Sub-Accounts, the Guaranteed Interest Account, or the Fixed Indexed Accounts, will each have its own unique risks. The Policy Owner should review these investment options before making an investment in the Policy.
Joint Survivorship Variable Universal Life | Insurance Company Risk [Member]
Prospectus:
Risk [Text Block]	Guarantees provided by Minnesota Life as to the benefits promised in the Policy, such as payment of the Death Benefit and the Minnesota Life General Account investment options, are subject to the claims paying ability of Minnesota Life and are subject to the risk that Minnesota Life may default on its obligations under those guarantees. The Guaranteed Interest Account, the Fixed Indexed Accounts and the Fixed Loan Account are part of our General Account. Our General Account consists of all assets owned by us other than those in the Variable Account and any other separate accounts which we may establish. Investors look to the financial strength of Minnesota Life for its insurance guarantees. Information about Minnesota Life, and its financial strength ratings, are available upon request. You may call us at 1-844-208-2412 for additional information or visit our website at www.securian.com/about-us/ratings.
Joint Survivorship Variable Universal Life | Contract Lapse Risk [Member]
Prospectus:
Risk [Text Block]	There is the risk that the Policy may terminate. The Policy will terminate if it is in default unless sufficient premium payments are made or it remains in force under the Overloan Protection Agreement or the No Lapse Guarantee Agreement (if selected). If your Policy terminates, no Death Benefit will be paid upon the second death and all the Agreements added to the Policy will also terminate. Poor investment performance, insufficient premium payments, withdrawals, and loans are some of the factors that could cause your Policy to lapse. As described in the “Termination” and “Reinstatement” sections of this prospectus, Termination will only occur when the Accumulation Value under the Policy, less the sum of any outstanding policy loans and unpaid Policy Loan Interest, is insufficient to cover the monthly charges, and the subsequent Grace Period expires without sufficient payment being made to keep the Policy in force. You may reinstate a terminated Policy, subject to certain conditions, which include, providing evidence of insurability satisfactory to us and payment of premiums or repayment of Policy loans. Policy loans may increase the risk that the Policy will terminate. If a Policy terminates with an outstanding Policy loan, there may be significant adverse tax consequences to the Owner.
Joint Survivorship Variable Universal Life | DynamicAssetAllocationPortfolioClassBSharesMember
Prospectus:
Portfolio Company Name [Text Block]	Dynamic Asset Allocation Portfolio – Class B Shares
Portfolio Company Objective [Text Block]	Seeks to maximize total return consistent with the Adviser's determination of reasonable risk.
Portfolio Company Adviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	1.10%
Average Annual Total Returns, 1 Year [Percent]	(18.68%)
Average Annual Total Returns, 5 Years [Percent]	(0.10%)
Average Annual Total Returns, 10 Years [Percent]	3.08%
Joint Survivorship Variable Universal Life | InternationalValuePortfolioClassBSharesMember
Prospectus:
Portfolio Company Objective [Text Block]	The Portfolio’s investment objective is long-term growth of capital.
Current Expenses [Percent]	0.88%
Average Annual Total Returns, 1 Year [Percent]	(13.61%)
Average Annual Total Returns, 5 Years [Percent]	(2.32%)
Average Annual Total Returns, 10 Years [Percent]	2.76%
Joint Survivorship Variable Universal Life | InvescoOppenheimerVIInternationalGrowthFundSeriesISharesMember
Prospectus:
Portfolio Company Name [Text Block]	Invesco Oppenheimer V.I. International Growth Fund – Series I Shares
Portfolio Company Objective [Text Block]	Seeks capital appreciation.
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.00%
Average Annual Total Returns, 1 Year [Percent]	(27.13%)
Average Annual Total Returns, 5 Years [Percent]	0.23%
Average Annual Total Returns, 10 Years [Percent]	4.21%
Joint Survivorship Variable Universal Life | InvescoVIAmericanValueFundSeriesISharesMember
Prospectus:
Portfolio Company Name [Text Block]	Invesco V.I. American Value Fund – Series I Shares
Portfolio Company Objective [Text Block]	Long-term capital appreciation.
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.89%
Average Annual Total Returns, 1 Year [Percent]	(2.61%)
Average Annual Total Returns, 5 Years [Percent]	6.59%
Average Annual Total Returns, 10 Years [Percent]	8.87%
Joint Survivorship Variable Universal Life | InvescoVIComstockFundSeriesISharesMember
Prospectus:
Portfolio Company Name [Text Block]	Invesco V.I. Comstock Fund – Series I Shares
Portfolio Company Objective [Text Block]	Seeks capital growth and income through investments in equity securities, including common stocks, preferred stocks and securities convertible into common and preferred stocks.
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.75%
Average Annual Total Returns, 1 Year [Percent]	1.12%
Average Annual Total Returns, 5 Years [Percent]	8.03%
Average Annual Total Returns, 10 Years [Percent]	11.02%
Joint Survivorship Variable Universal Life | InvescoVIMainStreetSmallCapFundSeriesISharesMember
Prospectus:
Portfolio Company Name [Text Block]	Invesco V.I. Main Street Small Cap Fund® – Series I Shares
Portfolio Company Objective [Text Block]	Seeks capital appreciation.
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.87%
Average Annual Total Returns, 1 Year [Percent]	(15.83%)
Average Annual Total Returns, 5 Years [Percent]	7.01%
Average Annual Total Returns, 10 Years [Percent]	10.88%
Joint Survivorship Variable Universal Life | MorningstarAggressiveGrowthETFAssetAllocationPortfolioClassISharesMember
Prospectus:
Portfolio Company Name [Text Block]	Morningstar Aggressive Growth ETF Asset Allocation Portfolio – Class I Shares
Portfolio Company Objective [Text Block]	Seeks to provide investors with capital appreciation.
Portfolio Company Adviser [Text Block]	ALPS Advisors, Inc.
Portfolio Company Subadviser [Text Block]	Morningstar Investment Management LLC
Current Expenses [Percent]	0.64%
Average Annual Total Returns, 1 Year [Percent]	(12.92%)
Average Annual Total Returns, 5 Years [Percent]	4.85%
Average Annual Total Returns, 10 Years [Percent]	7.45%
Joint Survivorship Variable Universal Life | MorningstarBalancedETFAssetAllocationPortfolioassISharesMember
Prospectus:
Portfolio Company Name [Text Block]	Morningstar Balanced ETF Asset Allocation Portfolio – Class I Shares
Portfolio Company Objective [Text Block]	Seeks to provide investors with capital appreciation and some current income.
Portfolio Company Adviser [Text Block]	ALPS Advisors, Inc.
Portfolio Company Subadviser [Text Block]	Morningstar Investment Management LLC
Current Expenses [Percent]	0.63%
Average Annual Total Returns, 1 Year [Percent]	(12.60%)
Average Annual Total Returns, 5 Years [Percent]	3.06%
Average Annual Total Returns, 10 Years [Percent]	5.17%
Joint Survivorship Variable Universal Life | MorningstarConservativeETFAssetAllocationPortfolioClassISharesMember
Prospectus:
Portfolio Company Name [Text Block]	Morningstar Conservative ETF Asset Allocation Portfolio – Class I Shares
Portfolio Company Objective [Text Block]	Seeks to provide investors with current income and preservation of capital.
Portfolio Company Adviser [Text Block]	ALPS Advisors, Inc.
Portfolio Company Subadviser [Text Block]	Morningstar Investment Management LLC
Current Expenses [Percent]	0.61%
Average Annual Total Returns, 1 Year [Percent]	(11.61%)
Average Annual Total Returns, 5 Years [Percent]	0.78%
Average Annual Total Returns, 10 Years [Percent]	2.00%
Joint Survivorship Variable Universal Life | MorningstarGrowthETFAssetAllocationPortfolioClassISharesMember
Prospectus:
Portfolio Company Name [Text Block]	Morningstar Growth ETF Asset Allocation Portfolio – Class I Shares
Portfolio Company Objective [Text Block]	Seeks to provide investors with capital appreciation.
Portfolio Company Adviser [Text Block]	ALPS Advisors, Inc.
Portfolio Company Subadviser [Text Block]	Morningstar Investment Management LLC
Current Expenses [Percent]	0.62%
Average Annual Total Returns, 1 Year [Percent]	(12.96%)
Average Annual Total Returns, 5 Years [Percent]	4.10%
Average Annual Total Returns, 10 Years [Percent]	6.59%
Joint Survivorship Variable Universal Life | MorningstarIncomeandGrowthETFAssetAllocationPortfolioClassISharesMember
Prospectus:
Portfolio Company Name [Text Block]	Morningstar Income and Growth ETF Asset Allocation Portfolio – Class I Shares
Portfolio Company Objective [Text Block]	Seeks to provide investors with current income and capital appreciation.
Portfolio Company Adviser [Text Block]	ALPS Advisors, Inc.
Portfolio Company Subadviser [Text Block]	Morningstar Investment Management LLC
Current Expenses [Percent]	0.62%
Average Annual Total Returns, 1 Year [Percent]	(12.31%)
Average Annual Total Returns, 5 Years [Percent]	2.02%
Average Annual Total Returns, 10 Years [Percent]	3.61%
Joint Survivorship Variable Universal Life | VPDisciplinedCoreValueFundClassISharesMember
Prospectus:
Portfolio Company Name [Text Block]	VP Disciplined Core Value Fund – Class I Shares
Portfolio Company Objective [Text Block]	The fund seeks capital growth by investing in common stocks. Income is a secondary objective.
Portfolio Company Adviser [Text Block]	American Century Investment Management, Inc.
Current Expenses [Percent]	0.71%
Average Annual Total Returns, 1 Year [Percent]	(12.74%)
Average Annual Total Returns, 5 Years [Percent]	6.85%
Average Annual Total Returns, 10 Years [Percent]	10.63%
Joint Survivorship Variable Universal Life | VPInflationProtectionFundClassISharesMember
Prospectus:
Portfolio Company Name [Text Block]	VP Inflation Protection Fund – Class I Shares
Portfolio Company Objective [Text Block]	The fund pursues long-term total return using a strategy that seeks to protect against U.S. inflation.
Portfolio Company Adviser [Text Block]	American Century Investment Management, Inc.
Current Expenses [Percent]	0.52%
Average Annual Total Returns, 1 Year [Percent]	(12.88%)
Average Annual Total Returns, 5 Years [Percent]	1.64%
Average Annual Total Returns, 10 Years [Percent]	0.93%
Joint Survivorship Variable Universal Life | CapitalWorldBondFundClass1SharesMember
Prospectus:
Portfolio Company Name [Text Block]	Capital World Bond Fund – Class 1 Shares
Portfolio Company Objective [Text Block]	The fund’s investment objective is to provide you, over the long term, with a high level of total return consistent with prudent investment management. Total return comprises the income generated by the fund and the changes in the market value of the fund’s investments.
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.47%
Average Annual Total Returns, 1 Year [Percent]	(17.43%)
Average Annual Total Returns, 5 Years [Percent]	(1.53%)
Average Annual Total Returns, 10 Years [Percent]	(0.25%)
Joint Survivorship Variable Universal Life | GlobalSmallCapitalizationFundClass1SharesMember
Prospectus:
Portfolio Company Name [Text Block]	Global Small Capitalization Fund – Class 1 Shares
Portfolio Company Objective [Text Block]	The fund’s investment objective is to provide long-term growth of capital.
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.66%
Average Annual Total Returns, 1 Year [Percent]	(29.37%)
Average Annual Total Returns, 5 Years [Percent]	3.05%
Average Annual Total Returns, 10 Years [Percent]	7.10%
Joint Survivorship Variable Universal Life | GrowthFundClass1SharesMember
Prospectus:
Portfolio Company Name [Text Block]	Growth Fund – Class 1 Shares
Portfolio Company Objective [Text Block]	The fund’s investment objective is to provide growth of capital.
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.34%
Average Annual Total Returns, 1 Year [Percent]	(29.75%)
Average Annual Total Returns, 5 Years [Percent]	11.42%
Average Annual Total Returns, 10 Years [Percent]	13.93%
Joint Survivorship Variable Universal Life | GrowthIncomeFundClass1SharesMember
Prospectus:
Portfolio Company Name [Text Block]	Growth-Income Fund – Class 1 Shares
Portfolio Company Objective [Text Block]	The fund’s investment objectives are to achieve long-term growth of capital and income.
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.28%
Average Annual Total Returns, 1 Year [Percent]	(16.28%)
Average Annual Total Returns, 5 Years [Percent]	8.09%
Average Annual Total Returns, 10 Years [Percent]	11.82%
Joint Survivorship Variable Universal Life | InternationalFundClass1SharesMember
Prospectus:
Portfolio Company Name [Text Block]	International Fund – Class 1 Shares
Portfolio Company Objective [Text Block]	The fund’s investment objective is to provide long-term growth of capital.
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.53%
Average Annual Total Returns, 1 Year [Percent]	(20.57%)
Average Annual Total Returns, 5 Years [Percent]	(0.78%)
Average Annual Total Returns, 10 Years [Percent]	4.18%
Joint Survivorship Variable Universal Life | NewWorldFundClass1SharesMember
Prospectus:
Portfolio Company Name [Text Block]	New World Fund® – Class 1 Shares
Portfolio Company Objective [Text Block]	The fund’s investment objective is long-term capital appreciation.
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.57%
Average Annual Total Returns, 1 Year [Percent]	(21.86%)
Average Annual Total Returns, 5 Years [Percent]	2.58%
Average Annual Total Returns, 10 Years [Percent]	4.53%
Joint Survivorship Variable Universal Life | USGovernmentSecuritiesFundClass1SharesMember
Prospectus:
Portfolio Company Name [Text Block]	U.S. Government Securities Fund – Class 1 Shares
Portfolio Company Objective [Text Block]	The fund’s investment objective is to provide a high level of current income consistent with prudent investment risk and preservation of capital.
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.24%
Average Annual Total Returns, 1 Year [Percent]	(10.75%)
Average Annual Total Returns, 5 Years [Percent]	0.85%
Average Annual Total Returns, 10 Years [Percent]	1.17%
Joint Survivorship Variable Universal Life | BlackRockInternationalIndexVIFundClassISharesMember
Prospectus:
Portfolio Company Name [Text Block]	BlackRock International Index V.I. Fund – Class I Shares
Portfolio Company Objective [Text Block]	Seeks to match the performance of the MSCI EAFE Index (Europe, Australasia, Far East) (the “MSCI EAFE Index” or the “Underlying Index”) in U.S. dollars with net dividends as closely as possible before the deduction of Fund expenses.
Portfolio Company Adviser [Text Block]	BlackRock Advisors, LLC
Current Expenses [Percent]	0.27%
Average Annual Total Returns, 1 Year [Percent]	(14.35%)
Average Annual Total Returns, 5 Years [Percent]	1.56%
Average Annual Total Returns, 10 Years [Percent]	4.40%
Joint Survivorship Variable Universal Life | BlackRockSmallCapIndexVIFundClassISharesMember
Prospectus:
Portfolio Company Name [Text Block]	BlackRock Small Cap Index V.I. Fund – Class I Shares
Portfolio Company Objective [Text Block]	Seeks to match the performance of the Russell 2000® Index (the “Russell 2000” or the “Underlying Index”) as closely as possible before the deduction of Fund expenses.
Portfolio Company Adviser [Text Block]	BlackRock Advisors, LLC
Current Expenses [Percent]	0.22%
Average Annual Total Returns, 1 Year [Percent]	(20.46%)
Average Annual Total Returns, 5 Years [Percent]	3.98%
Average Annual Total Returns, 10 Years [Percent]	8.74%
Joint Survivorship Variable Universal Life | BondIndexPortfolioInitialClassSharesMember
Prospectus:
Portfolio Company Name [Text Block]	Bond Index Portfolio – Initial Class Shares
Portfolio Company Objective [Text Block]	Seeks to provide investment results that correspond to the aggregate price and interest performance of the debt securities in the Bloomberg Barclays U.S. Aggregate Bond Index.
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC (FMR)
Portfolio Company Subadviser [Text Block]	Other investment advisers serve as sub-advisers for the fund.
Current Expenses [Percent]	0.14%
Average Annual Total Returns, 1 Year [Percent]	(13.19%)
Joint Survivorship Variable Universal Life | EquityIncomePortfolioInitialClassSharesMember
Prospectus:
Portfolio Company Name [Text Block]	Equity-Income Portfolio – Initial Class Shares
Portfolio Company Objective [Text Block]	Seeks reasonable income and the potential for capital appreciation. The fund’s goal is to achieve a yield which exceeds the composite yield on the securities comprising the Standard & Poor’s 500SM Index (S&P 500®).
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC (FMR)
Portfolio Company Subadviser [Text Block]	Other investment advisers serve as sub-advisers for the fund.
Current Expenses [Percent]	0.51%
Average Annual Total Returns, 1 Year [Percent]	(4.96%)
Average Annual Total Returns, 5 Years [Percent]	8.16%
Average Annual Total Returns, 10 Years [Percent]	10.19%
Joint Survivorship Variable Universal Life | MidCapPortfolioInitialClassSharesMember
Prospectus:
Portfolio Company Name [Text Block]	Mid Cap Portfolio – Initial Class Shares
Portfolio Company Objective [Text Block]	Seeks long-term growth of capital.
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC (FMR)
Portfolio Company Subadviser [Text Block]	Other investment advisers serve as sub-advisers for the fund.
Current Expenses [Percent]	0.61%
Average Annual Total Returns, 1 Year [Percent]	(14.74%)
Average Annual Total Returns, 5 Years [Percent]	5.95%
Average Annual Total Returns, 10 Years [Percent]	9.96%
Joint Survivorship Variable Universal Life | FranklinSmallCapValueVIPFundClass1SharesMember
Prospectus:
Portfolio Company Name [Text Block]	Franklin Small Cap Value VIP Fund – Class 1 Shares
Portfolio Company Objective [Text Block]	Seeks long-term total return.
Portfolio Company Adviser [Text Block]	Franklin Mutual Advisers, LLC
Current Expenses [Percent]	0.66%
Average Annual Total Returns, 1 Year [Percent]	(9.82%)
Average Annual Total Returns, 5 Years [Percent]	5.74%
Average Annual Total Returns, 10 Years [Percent]	9.36%
Joint Survivorship Variable Universal Life | DelawareIvyVIPAssetStrategyClassIISharesMember
Prospectus:
Portfolio Company Name [Text Block]	Delaware Ivy VIP Asset Strategy – Class II Shares
Portfolio Company Objective [Text Block]	To seek to provide total return.
Portfolio Company Adviser [Text Block]	Delaware Management Company
Portfolio Company Subadviser [Text Block]	Macquarie Investment Management Austria Kapitalanlage AG, Macquarie Funds Management Hong Kong Limited, Macquarie Investment Management Global Limited, and Macquarie Investment Management Europe Limited
Current Expenses [Percent]	0.87%
Average Annual Total Returns, 1 Year [Percent]	(14.71%)
Average Annual Total Returns, 5 Years [Percent]	4.32%
Average Annual Total Returns, 10 Years [Percent]	4.46%
Joint Survivorship Variable Universal Life | DelawareIvyVIPCoreEquityClassIISharesMember
Prospectus:
Portfolio Company Name [Text Block]	Delaware Ivy VIP Core Equity – Class II Shares
Portfolio Company Objective [Text Block]	To seek to provide capital growth and appreciation.
Portfolio Company Adviser [Text Block]	Delaware Management Company
Portfolio Company Subadviser [Text Block]	Macquarie Funds Management Hong Kong Limited and Macquarie Investment Management Global Limited
Current Expenses [Percent]	0.95%
Average Annual Total Returns, 1 Year [Percent]	(17.33%)
Average Annual Total Returns, 5 Years [Percent]	10.15%
Average Annual Total Returns, 10 Years [Percent]	11.44%
Joint Survivorship Variable Universal Life | DelawareIvyVIPGlobalGrowthClassIISharesMember
Prospectus:
Portfolio Company Name [Text Block]	Delaware Ivy VIP Global Growth – Class II Shares
Portfolio Company Objective [Text Block]	To seek to provide growth of capital.
Portfolio Company Adviser [Text Block]	Delaware Management Company
Portfolio Company Subadviser [Text Block]	Macquarie Funds Management Hong Kong Limited and Macquarie Investment Management Global Limited
Current Expenses [Percent]	1.13%
Average Annual Total Returns, 1 Year [Percent]	(17.49%)
Average Annual Total Returns, 5 Years [Percent]	6.72%
Average Annual Total Returns, 10 Years [Percent]	7.60%
Joint Survivorship Variable Universal Life | DelawareIvyVIPInternationalCoreEquityClassIISharesMember
Prospectus:
Portfolio Company Name [Text Block]	Delaware Ivy VIP International Core Equity – Class II Shares
Portfolio Company Objective [Text Block]	To seek to provide capital growth and appreciation.
Portfolio Company Adviser [Text Block]	Delaware Management Company
Portfolio Company Subadviser [Text Block]	Macquarie Funds Management Hong Kong Limited and Macquarie Investment Management Global Limited
Current Expenses [Percent]	1.17%
Average Annual Total Returns, 1 Year [Percent]	(14.32%)
Average Annual Total Returns, 5 Years [Percent]	0.45%
Average Annual Total Returns, 10 Years [Percent]	4.80%
Joint Survivorship Variable Universal Life | DelawareIvyVIPMidCapGrowthClassIISharesMember
Prospectus:
Portfolio Company Name [Text Block]	Delaware Ivy VIP Mid Cap Growth – Class II Shares
Portfolio Company Objective [Text Block]	To seek to provide growth of capital.
Portfolio Company Adviser [Text Block]	Delaware Management Company
Portfolio Company Subadviser [Text Block]	Macquarie Funds Management Hong Kong Limited and Macquarie Investment Management Global Limited
Current Expenses [Percent]	1.10%
Average Annual Total Returns, 1 Year [Percent]	(30.78%)
Average Annual Total Returns, 5 Years [Percent]	10.59%
Average Annual Total Returns, 10 Years [Percent]	11.39%
Joint Survivorship Variable Universal Life | DelawareIvyVIPScienceandTechnologyClassIISharesMember
Prospectus:
Portfolio Company Name [Text Block]	Delaware Ivy VIP Science and Technology – Class II Shares
Portfolio Company Objective [Text Block]	To seek to provide growth of capital.
Portfolio Company Adviser [Text Block]	Delaware Management Company
Portfolio Company Subadviser [Text Block]	Macquarie Funds Management Hong Kong Limited and Macquarie Investment Management Global Limited
Current Expenses [Percent]	1.17%
Average Annual Total Returns, 1 Year [Percent]	(31.83%)
Average Annual Total Returns, 5 Years [Percent]	8.53%
Average Annual Total Returns, 10 Years [Percent]	12.18%
Joint Survivorship Variable Universal Life | DelawareIvyVIPSmidCapCoreClassIISharesMember
Prospectus:
Portfolio Company Name [Text Block]	Delaware Ivy VIP Smid Cap Core – Class II Shares
Portfolio Company Objective [Text Block]	To seek to provide capital appreciation.
Portfolio Company Adviser [Text Block]	Delaware Management Company
Portfolio Company Subadviser [Text Block]	Macquarie Funds Management Hong Kong Limited and Macquarie Investment Management Global Limited
Current Expenses [Percent]	1.22%
Average Annual Total Returns, 1 Year [Percent]	(14.84%)
Average Annual Total Returns, 5 Years [Percent]	4.14%
Average Annual Total Returns, 10 Years [Percent]	9.25%
Joint Survivorship Variable Universal Life | DelawareIvyVIPPathfinderModerateManagedVolatilityClassIISharesMember
Prospectus:
Portfolio Company Name [Text Block]	Delaware Ivy VIP Pathfinder Moderate - Managed Volatility – Class II Shares
Portfolio Company Objective [Text Block]	To seek to provide total return consistent with a moderate level of risk as compared to the other Ivy VIP Pathfinder Managed Volatility Portfolios, while seeking to manage volatility of investment return.
Portfolio Company Adviser [Text Block]	Delaware Management Company
Portfolio Company Subadviser [Text Block]	Securian Asset Management, Inc., Macquarie Investment Management Austria Kapitalanlage AG, Macquarie Funds Management Hong Kong Limited, Macquarie Investment Management Global Limited, and Macquarie Investment Management Europe Limited
Current Expenses [Percent]	0.96%
Average Annual Total Returns, 1 Year [Percent]	(13.22%)
Average Annual Total Returns, 5 Years [Percent]	3.79%
Joint Survivorship Variable Universal Life | JanusHendersonBalancedPortfolioInstitutionalSharesMember
Prospectus:
Portfolio Company Name [Text Block]	Janus Henderson Balanced Portfolio – Institutional Shares
Portfolio Company Objective [Text Block]	Seeks long-term capital growth, consistent with preservation of capital and balanced by current income.
Portfolio Company Adviser [Text Block]	Janus Henderson Investors US LLC
Current Expenses [Percent]	0.62%
Average Annual Total Returns, 1 Year [Percent]	(16.40%)
Average Annual Total Returns, 5 Years [Percent]	6.69%
Average Annual Total Returns, 10 Years [Percent]	8.43%
Joint Survivorship Variable Universal Life | JanusHendersonFlexibleBondPortfolioInstitutionalSharesMember
Prospectus:
Portfolio Company Name [Text Block]	Janus Henderson Flexible Bond Portfolio – Institutional Shares
Portfolio Company Objective [Text Block]	Seeks to obtain maximum total return, consistent with preservation of capital.
Portfolio Company Adviser [Text Block]	Janus Henderson Investors US LLC
Current Expenses [Percent]	0.57%
Average Annual Total Returns, 1 Year [Percent]	(13.66%)
Average Annual Total Returns, 5 Years [Percent]	0.50%
Average Annual Total Returns, 10 Years [Percent]	1.35%
Joint Survivorship Variable Universal Life | JanusHendersonFortyPortfolioInstitutionalSharesMember
Prospectus:
Portfolio Company Name [Text Block]	Janus Henderson Forty Portfolio – Institutional Shares
Portfolio Company Objective [Text Block]	Seeks long-term growth of capital.
Portfolio Company Adviser [Text Block]	Janus Henderson Investors US LLC
Current Expenses [Percent]	0.55%
Average Annual Total Returns, 1 Year [Percent]	(33.55%)
Average Annual Total Returns, 5 Years [Percent]	9.75%
Average Annual Total Returns, 10 Years [Percent]	13.00%
Joint Survivorship Variable Universal Life | JanusHendersonMidCapValuePortfolioInstitutionalSharesMember
Prospectus:
Portfolio Company Name [Text Block]	Janus Henderson Mid Cap Value Portfolio – Institutional Shares
Portfolio Company Objective [Text Block]	Seeks capital appreciation.
Portfolio Company Adviser [Text Block]	Janus Henderson Investors US LLC
Current Expenses [Percent]	0.67%
Average Annual Total Returns, 1 Year [Percent]	(5.56%)
Average Annual Total Returns, 5 Years [Percent]	4.75%
Average Annual Total Returns, 10 Years [Percent]	8.52%
Joint Survivorship Variable Universal Life | JanusHendersonOverseasPortfolioInstitutionalSharesMember
Prospectus:
Portfolio Company Name [Text Block]	Janus Henderson Overseas Portfolio – Institutional Shares
Portfolio Company Objective [Text Block]	Seeks long-term growth of capital.
Portfolio Company Adviser [Text Block]	Janus Henderson Investors US LLC
Current Expenses [Percent]	0.89%
Average Annual Total Returns, 1 Year [Percent]	(8.60%)
Average Annual Total Returns, 5 Years [Percent]	5.46%
Average Annual Total Returns, 10 Years [Percent]	3.97%
Joint Survivorship Variable Universal Life | ClearBridgeVariableSmallCapGrowthPortfolioClassISharesMember
Prospectus:
Portfolio Company Name [Text Block]	ClearBridge Variable Small Cap Growth Portfolio – Class I Shares
Portfolio Company Objective [Text Block]	Seeks long-term growth of capital.
Portfolio Company Adviser [Text Block]	Legg Mason Partners Fund Advisor, LLC
Portfolio Company Subadviser [Text Block]	ClearBridge Investments, LLC
Current Expenses [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	(28.85%)
Average Annual Total Returns, 5 Years [Percent]	8.54%
Average Annual Total Returns, 10 Years [Percent]	11.23%
Joint Survivorship Variable Universal Life | MFSMidCapGrowthSeriesInitialClassMember
Prospectus:
Portfolio Company Name [Text Block]	MFS® Mid Cap Growth Series – Initial Class
Portfolio Company Objective [Text Block]	To seek capital appreciation.
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	(28.70%)
Average Annual Total Returns, 5 Years [Percent]	9.28%
Average Annual Total Returns, 10 Years [Percent]	12.53%
Joint Survivorship Variable Universal Life | MFSInternationalIntrinsicValuePortfolioInitialClassMember
Prospectus:
Portfolio Company Name [Text Block]	MFS® International Intrinsic Value Portfolio – Initial Class
Portfolio Company Objective [Text Block]	To seek capital appreciation.
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	(23.56%)
Average Annual Total Returns, 5 Years [Percent]	3.03%
Average Annual Total Returns, 10 Years [Percent]	7.82%
Joint Survivorship Variable Universal Life | EmergingMarketsEquityPortfolioClassIISharesMember
Prospectus:
Portfolio Company Name [Text Block]	Emerging Markets Equity Portfolio – Class II Shares
Portfolio Company Objective [Text Block]	Seeks long-term capital appreciation by investing primarily in growth-oriented equity securities of issuers in emerging market countries.
Portfolio Company Adviser [Text Block]	Morgan Stanley Investment Management Inc.
Portfolio Company Subadviser [Text Block]	Morgan Stanley Investment Management Company
Current Expenses [Percent]	1.27%
Average Annual Total Returns, 1 Year [Percent]	(25.13%)
Average Annual Total Returns, 5 Years [Percent]	(2.77%)
Average Annual Total Returns, 10 Years [Percent]	0.54%
Joint Survivorship Variable Universal Life | NeubergerBermanAMTSustainableEquityPortfolioIClassSharesMember
Prospectus:
Portfolio Company Name [Text Block]	Neuberger Berman AMT Sustainable Equity Portfolio – I Class Shares
Portfolio Company Objective [Text Block]	The Fund seeks long-term growth of capital by investing primarily in securities of companies that meet the Fund’s environmental, social and governance (ESG) criteria.
Portfolio Company Adviser [Text Block]	Neuberger Berman Investment Advisers LLC
Current Expenses [Percent]	0.93%
Average Annual Total Returns, 1 Year [Percent]	(18.45%)
Average Annual Total Returns, 5 Years [Percent]	7.40%
Average Annual Total Returns, 10 Years [Percent]	10.89%
Joint Survivorship Variable Universal Life | TOPSManagedRiskFlexETFPortfolioMember
Prospectus:
Portfolio Company Name [Text Block]	TOPS® Managed Risk Flex ETF Portfolio
Portfolio Company Objective [Text Block]	Seeks to provide income and capital appreciation with less volatility than the fixed income and equity markets as a whole.
Portfolio Company Adviser [Text Block]	Valmark Advisers, Inc.
Portfolio Company Subadviser [Text Block]	Milliman Financial Risk Management LLC
Current Expenses [Percent]	0.96%
Average Annual Total Returns, 1 Year [Percent]	(12.12%)
Average Annual Total Returns, 5 Years [Percent]	1.50%
Joint Survivorship Variable Universal Life | TOPSTargetRangeTMPortfolioClassSSharesMember
Prospectus:
Portfolio Company Name [Text Block]	TOPS® Target RangeTM Portfolio – Class S Shares
Portfolio Company Objective [Text Block]	Seeks to provide capital appreciation, with a secondary objective of hedging risk.
Portfolio Company Adviser [Text Block]	Valmark Advisers, Inc.
Portfolio Company Subadviser [Text Block]	Milliman Financial Risk Management LLC
Current Expenses [Percent]	1.05%
Average Annual Total Returns, 1 Year [Percent]	(19.46%)
Joint Survivorship Variable Universal Life | PIMCOVITGlobalDiversifiedAllocationPortfolioAdvisorClassSharesMember
Prospectus:
Portfolio Company Name [Text Block]	PIMCO VIT Global Diversified Allocation Portfolio – Advisor Class Shares
Portfolio Company Objective [Text Block]	Seeks to maximize risk-adjusted total return relative to a blend of 60% MSCI World Index 40% Bloomberg Barclays U.S. Aggregate Index.
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company LLC (“PIMCO”)
Current Expenses [Percent]	1.15%
Average Annual Total Returns, 1 Year [Percent]	(16.61%)
Average Annual Total Returns, 5 Years [Percent]	0.80%
Joint Survivorship Variable Universal Life | PIMCOVITInternationalBondPortfolioUSDollarHedgedAdvisorClassSharesMember
Prospectus:
Portfolio Company Name [Text Block]	PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged) – Advisor Class Shares
Portfolio Company Objective [Text Block]	Seeks maximum total return, consistent with preservation of capital and prudent investment management.
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company LLC (“PIMCO”)
Current Expenses [Percent]	1.11%
Average Annual Total Returns, 1 Year [Percent]	(10.24%)
Average Annual Total Returns, 5 Years [Percent]	0.22%
Joint Survivorship Variable Universal Life | PIMCOVITLowDurationPortfolioInstitutionalClassSharesMember
Prospectus:
Portfolio Company Name [Text Block]	PIMCO VIT Low Duration Portfolio – Institutional Class Shares
Portfolio Company Objective [Text Block]	Seeks maximum total return, consistent with preservation of capital and prudent investment management.
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company LLC (“PIMCO”)
Current Expenses [Percent]	0.52%
Average Annual Total Returns, 1 Year [Percent]	(5.60%)
Average Annual Total Returns, 5 Years [Percent]	0.23%
Average Annual Total Returns, 10 Years [Percent]	0.57%
Joint Survivorship Variable Universal Life | PIMCOVITTotalReturnPortfolioInstitutionalClassSharesMember
Prospectus:
Portfolio Company Name [Text Block]	PIMCO VIT Total Return Portfolio – Institutional Class Shares
Portfolio Company Objective [Text Block]	Seeks maximum total return, consistent with preservation of capital and prudent investment management.
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company LLC (“PIMCO”)
Current Expenses [Percent]	0.52%
Average Annual Total Returns, 1 Year [Percent]	(14.17%)
Average Annual Total Returns, 5 Years [Percent]	(0.03%)
Average Annual Total Returns, 10 Years [Percent]	1.07%
Joint Survivorship Variable Universal Life | PutnamVTGrowthOpportunitiesFundClassIASharesMember
Prospectus:
Portfolio Company Name [Text Block]	Putnam VT Growth Opportunities Fund – Class IA Shares
Portfolio Company Objective [Text Block]	Seeks capital appreciation.
Portfolio Company Adviser [Text Block]	Putnam Investment Management, LLC
Current Expenses [Percent]	0.66%
Average Annual Total Returns, 1 Year [Percent]	(30.36%)
Average Annual Total Returns, 5 Years [Percent]	10.88%
Average Annual Total Returns, 10 Years [Percent]	14.00%
Joint Survivorship Variable Universal Life | PutnamVTInternationalEquityFundClassIASharesMember
Prospectus:
Portfolio Company Name [Text Block]	Putnam VT International Equity Fund – Class IA Shares
Portfolio Company Objective [Text Block]	Seeks capital appreciation.
Portfolio Company Adviser [Text Block]	Putnam Investment Management, LLC
Current Expenses [Percent]	0.86%
Average Annual Total Returns, 1 Year [Percent]	(14.58%)
Average Annual Total Returns, 5 Years [Percent]	1.27%
Average Annual Total Returns, 10 Years [Percent]	4.77%
Joint Survivorship Variable Universal Life | PutnamVTInternationalValueFundClassIASharesMember
Prospectus:
Portfolio Company Name [Text Block]	Putnam VT International Value Fund – Class IA Shares
Portfolio Company Objective [Text Block]	Seeks capital growth. Current income is a secondary objective.
Portfolio Company Adviser [Text Block]	Putnam Investment Management, LLC
Current Expenses [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	(6.70%)
Average Annual Total Returns, 5 Years [Percent]	2.23%
Average Annual Total Returns, 10 Years [Percent]	4.45%
Joint Survivorship Variable Universal Life | PutnamVTLargeCapValueFundClassIASharesMember
Prospectus:
Portfolio Company Name [Text Block]	Putnam VT Large Cap Value Fund – Class IA Shares
Portfolio Company Objective [Text Block]	Seeks capital growth and current income.
Portfolio Company Adviser [Text Block]	Putnam Investment Management, LLC
Current Expenses [Percent]	0.57%
Average Annual Total Returns, 1 Year [Percent]	(2.87%)
Average Annual Total Returns, 5 Years [Percent]	9.53%
Average Annual Total Returns, 10 Years [Percent]	12.04%
Joint Survivorship Variable Universal Life | SFTBalancedStabilizationFundMember
Prospectus:
Portfolio Company Name [Text Block]	SFT Balanced Stabilization Fund
Portfolio Company Objective [Text Block]	Seeks to maximize risk-adjusted total return relative to its blended benchmark index comprised of 60% S&P 500 Index and 40% Bloomberg Barclays U.S. Aggregate Bond Index (the Benchmark Index).
Portfolio Company Adviser [Text Block]	Securian Asset Management, Inc.
Current Expenses [Percent]	0.97%
Average Annual Total Returns, 1 Year [Percent]	(12.62%)
Average Annual Total Returns, 5 Years [Percent]	5.18%
Joint Survivorship Variable Universal Life | SFTCoreBondFundClass1SharesMember
Prospectus:
Portfolio Company Name [Text Block]	SFT Core Bond Fund – Class 1 Shares
Portfolio Company Objective [Text Block]	Seeks as high a level of a long-term total rate of return as is consistent with prudent investment risk. The Portfolio also seeks preservation of capital as a secondary objective.
Portfolio Company Adviser [Text Block]	Metropolitan West Asset Management, LLC (MetWest)
Current Expenses [Percent]	0.50%
Average Annual Total Returns, 1 Year [Percent]	(13.93%)
Average Annual Total Returns, 5 Years [Percent]	(0.04%)
Average Annual Total Returns, 10 Years [Percent]	1.56%
Joint Survivorship Variable Universal Life | SFTDelawareIvySMGrowthFundMember
Prospectus:
Portfolio Company Name [Text Block]	SFT Delaware IvySM Growth Fund
Portfolio Company Objective [Text Block]	Seeks to provide growth of capital.
Portfolio Company Adviser [Text Block]	Securian Asset Management, Inc.
Portfolio Company Subadviser [Text Block]	Delaware Investments Fund Advisers
Current Expenses [Percent]	0.96%
Average Annual Total Returns, 1 Year [Percent]	(27.15%)
Average Annual Total Returns, 5 Years [Percent]	11.59%
Joint Survivorship Variable Universal Life | SFTDelawareIvySMSmallCapGrowthFundMember
Prospectus:
Portfolio Company Name [Text Block]	SFT Delaware IvySM Small Cap Growth Fund
Portfolio Company Objective [Text Block]	Seeks to provide growth of capital.
Portfolio Company Adviser [Text Block]	Securian Asset Management, Inc.
Portfolio Company Subadviser [Text Block]	Delaware Investments Fund Advisers
Current Expenses [Percent]	1.27%
Average Annual Total Returns, 1 Year [Percent]	(26.87%)
Average Annual Total Returns, 5 Years [Percent]	4.36%
Joint Survivorship Variable Universal Life | SFTEquityStabilizationFundMember
Prospectus:
Portfolio Company Name [Text Block]	SFT Equity Stabilization Fund
Portfolio Company Objective [Text Block]	Seeks to maximize risk-adjusted total return relative to its blended benchmark index, comprised of 60% S&P 500 Low Volatility Index, 20% S&P BMI International Developed Low Volatility Index and 20% Bloomberg Barclays U.S. 3 Month Treasury Bellwether Index (the Benchmark Index).
Portfolio Company Adviser [Text Block]	Securian Asset Management, Inc.
Current Expenses [Percent]	1.05%
Average Annual Total Returns, 1 Year [Percent]	(9.71%)
Average Annual Total Returns, 5 Years [Percent]	1.24%
Joint Survivorship Variable Universal Life | SFTGovernmentMoneyMarketFundMember
Prospectus:
Portfolio Company Name [Text Block]	SFT Government Money Market Fund
Portfolio Company Objective [Text Block]	Seeks maximum current income to the extent consistent with liquidity and the preservation of capital.+
Portfolio Company Adviser [Text Block]	Securian Asset Management, Inc.
Current Expenses [Percent]	0.66%
Average Annual Total Returns, 1 Year [Percent]	1.12%
Average Annual Total Returns, 5 Years [Percent]	0.80%
Average Annual Total Returns, 10 Years [Percent]	0.41%
Joint Survivorship Variable Universal Life | SFTIndex400MidCapFundClass1SharesMember
Prospectus:
Portfolio Company Name [Text Block]	SFT Index 400 Mid-Cap Fund – Class 1 Shares
Portfolio Company Objective [Text Block]	Seeks investment results generally corresponding to the aggregate price and dividend performance of the publicly traded common stocks that comprise the Standard & Poor’s 400 MidCap Index (the S&P 400).
Portfolio Company Adviser [Text Block]	Securian Asset Management, Inc.
Current Expenses [Percent]	0.31%
Average Annual Total Returns, 1 Year [Percent]	(13.38%)
Average Annual Total Returns, 5 Years [Percent]	6.36%
Average Annual Total Returns, 10 Years [Percent]	10.45%
Joint Survivorship Variable Universal Life | SFTIndex500FundClass1SharesMember
Prospectus:
Portfolio Company Name [Text Block]	SFT Index 500 Fund – Class 1 Shares
Portfolio Company Objective [Text Block]	Seeks investment results that correspond generally to the price and yield performance of the common stocks included in the Standard & Poor’s 500 Composite Stock Price Index (the S&P 500).
Portfolio Company Adviser [Text Block]	Securian Asset Management, Inc.
Current Expenses [Percent]	0.19%
Average Annual Total Returns, 1 Year [Percent]	(18.27%)
Average Annual Total Returns, 5 Years [Percent]	9.20%
Average Annual Total Returns, 10 Years [Percent]	12.31%
Joint Survivorship Variable Universal Life | SFTInternationalBondFundClass1SharesMember
Prospectus:
Portfolio Company Name [Text Block]	SFT International Bond Fund – Class 1 Shares
Portfolio Company Objective [Text Block]	Seeks to maximize current income, consistent with the protection of principal.
Portfolio Company Adviser [Text Block]	Securian Asset Management, Inc.
Portfolio Company Subadviser [Text Block]	Brandywine Global Investment Management, LLC
Current Expenses [Percent]	1.03%
Average Annual Total Returns, 1 Year [Percent]	(10.27%)
Average Annual Total Returns, 5 Years [Percent]	(3.46%)
Average Annual Total Returns, 10 Years [Percent]	(1.47%)
Joint Survivorship Variable Universal Life | SFTRealEstateSecuritiesFundClass1SharesMember
Prospectus:
Portfolio Company Name [Text Block]	SFT Real Estate Securities Fund – Class 1 Shares
Portfolio Company Objective [Text Block]	Seeks above average income and long-term growth of capital.
Portfolio Company Adviser [Text Block]	Cohen & Steers
Current Expenses [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	(26.10%)
Average Annual Total Returns, 5 Years [Percent]	4.25%
Average Annual Total Returns, 10 Years [Percent]	6.62%
Joint Survivorship Variable Universal Life | SFTTRowePriceValueFundMember
Prospectus:
Portfolio Company Name [Text Block]	SFT T. Rowe Price Value Fund
Portfolio Company Objective [Text Block]	Seeks to provide long-term capital appreciation by investing in common stocks believed to be undervalued. Income is a secondary objective.
Portfolio Company Adviser [Text Block]	Securian Asset Management, Inc.
Portfolio Company Subadviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	1.07%
Average Annual Total Returns, 1 Year [Percent]	(11.67%)
Average Annual Total Returns, 5 Years [Percent]	7.39%
Joint Survivorship Variable Universal Life | SFTWellingtonCoreEquityFundClass1SharesMember
Prospectus:
Portfolio Company Name [Text Block]	SFT Wellington Core Equity Fund – Class 1 Shares
Portfolio Company Objective [Text Block]	Seeks growth of capital.
Portfolio Company Adviser [Text Block]	Securian Asset Management, Inc.
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	0.87%
Average Annual Total Returns, 1 Year [Percent]	(19.26%)
Average Annual Total Returns, 5 Years [Percent]	9.25%
Joint Survivorship Variable Universal Life | TRowePriceHealthSciencesPortfolioIIClassMember
Prospectus:
Portfolio Company Name [Text Block]	T. Rowe Price Health Sciences Portfolio – II Class
Portfolio Company Objective [Text Block]	Seeks long-term capital appreciation.
Portfolio Company Adviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	1.19%
Average Annual Total Returns, 1 Year [Percent]	(12.69%)
Average Annual Total Returns, 5 Years [Percent]	10.56%
Average Annual Total Returns, 10 Years [Percent]	15.35%
Joint Survivorship Variable Universal Life | BalancedPortfolioMember
Prospectus:
Portfolio Company Name [Text Block]	Balanced Portfolio
Portfolio Company Objective [Text Block]	Seeks long-term capital appreciation and reasonable current income.
Portfolio Company Adviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	0.21%
Average Annual Total Returns, 1 Year [Percent]	(14.30%)
Average Annual Total Returns, 5 Years [Percent]	5.96%
Average Annual Total Returns, 10 Years [Percent]	8.41%
Joint Survivorship Variable Universal Life | CapitalGrowthPortfolioMember
Prospectus:
Portfolio Company Name [Text Block]	Capital Growth Portfolio
Portfolio Company Objective [Text Block]	Seeks long-term capital appreciation.
Portfolio Company Adviser [Text Block]	PRIMECAP Management Company
Current Expenses [Percent]	0.34%
Average Annual Total Returns, 1 Year [Percent]	(15.48%)
Average Annual Total Returns, 5 Years [Percent]	8.57%
Average Annual Total Returns, 10 Years [Percent]	13.75%
Joint Survivorship Variable Universal Life | DiversifiedValuePortfolioMember
Prospectus:
Portfolio Company Name [Text Block]	Diversified Value Portfolio
Portfolio Company Objective [Text Block]	Seeks long-term capital appreciation and income.
Portfolio Company Adviser [Text Block]	Hotchkis and Wiley Capital Management, LLC and Lazard Asset Management LLC
Current Expenses [Percent]	0.29%
Average Annual Total Returns, 1 Year [Percent]	(11.49%)
Average Annual Total Returns, 5 Years [Percent]	8.08%
Average Annual Total Returns, 10 Years [Percent]	10.08%
Joint Survivorship Variable Universal Life | EquityIncomePortfolioServiceClass2SharesMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks above-average level of current income and reasonable long-term capital appreciation.
Current Expenses [Percent]	0.30%
Average Annual Total Returns, 1 Year [Percent]	(0.66%)
Average Annual Total Returns, 5 Years [Percent]	8.51%
Average Annual Total Returns, 10 Years [Percent]	11.58%
Joint Survivorship Variable Universal Life | HighYieldBondPortfolioMember
Prospectus:
Portfolio Company Name [Text Block]	High Yield Bond Portfolio
Portfolio Company Objective [Text Block]	Seeks high level of current income.
Portfolio Company Adviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	0.25%
Average Annual Total Returns, 1 Year [Percent]	(9.23%)
Average Annual Total Returns, 5 Years [Percent]	2.27%
Average Annual Total Returns, 10 Years [Percent]	3.64%
Joint Survivorship Variable Universal Life | InternationalPortfolioMember
Prospectus:
Portfolio Company Name [Text Block]	International Portfolio
Portfolio Company Objective [Text Block]	Seeks long-term capital appreciation.
Portfolio Company Adviser [Text Block]	Schroder Investment Management North America, Inc. and Baillie Gifford Overseas Ltd
Current Expenses [Percent]	0.41%
Average Annual Total Returns, 1 Year [Percent]	(30.12%)
Average Annual Total Returns, 5 Years [Percent]	4.45%
Average Annual Total Returns, 10 Years [Percent]	7.58%
Joint Survivorship Variable Universal Life | ShortTermInvestmentGradePortfolioMember
Prospectus:
Portfolio Company Name [Text Block]	Short-Term Investment-Grade Portfolio
Portfolio Company Objective [Text Block]	Seeks current income while maintaining limited price volatility.
Portfolio Company Adviser [Text Block]	The Vanguard Group, Inc.
Current Expenses [Percent]	0.14%
Average Annual Total Returns, 1 Year [Percent]	(5.72%)
Average Annual Total Returns, 5 Years [Percent]	1.10%
Average Annual Total Returns, 10 Years [Percent]	1.44%
Joint Survivorship Variable Universal Life | SmallCompanyGrowthPortfolioMember
Prospectus:
Portfolio Company Name [Text Block]	Small Company Growth Portfolio
Portfolio Company Objective [Text Block]	Seeks long-term capital appreciation.
Portfolio Company Adviser [Text Block]	ArrowMark Colorado Holdings, LLC and The Vanguard Group, Inc.
Current Expenses [Percent]	0.29%
Average Annual Total Returns, 1 Year [Percent]	(25.35%)
Average Annual Total Returns, 5 Years [Percent]	4.53%
Average Annual Total Returns, 10 Years [Percent]	10.06%
Joint Survivorship Variable Universal Life | TotalBondMarketIndexPortfolioMember
Prospectus:
Portfolio Company Name [Text Block]	Total Bond Market Index Portfolio
Portfolio Company Objective [Text Block]	Seeks to track the performance of a broad, market-weighted bond index.
Portfolio Company Adviser [Text Block]	The Vanguard Group, Inc.
Current Expenses [Percent]	0.14%
Average Annual Total Returns, 1 Year [Percent]	(13.21%)
Average Annual Total Returns, 5 Years [Percent]	(0.10%)
Average Annual Total Returns, 10 Years [Percent]	0.92%
Joint Survivorship Variable Universal Life | TotalStockMarketIndexPortfolioMember
Prospectus:
Portfolio Company Name [Text Block]	Total Stock Market Index Portfolio
Portfolio Company Objective [Text Block]	Seeks to track the performance of a benchmark index that measures the investment return of the overall stock market.
Portfolio Company Adviser [Text Block]	The Vanguard Group, Inc.
Current Expenses [Percent]	0.13%
Average Annual Total Returns, 1 Year [Percent]	(19.59%)
Average Annual Total Returns, 5 Years [Percent]	8.55%
Average Annual Total Returns, 10 Years [Percent]	11.92%
Joint Survivorship Variable Universal Life | InternationalValuePortfolioClassASharesMember
Prospectus:
Portfolio Company Name [Text Block]	International Value Portfolio – Class A Shares
Portfolio Company Adviser [Text Block]	AllianceBernstein L.P.
Joint Survivorship Variable Universal Life | EquityIncomePortfolioMember
Prospectus:
Portfolio Company Name [Text Block]	Equity Income Portfolio
Portfolio Company Adviser [Text Block]	Wellington Management Company LLP
Joint Survivorship Variable Universal Life | PolicyChangeTransactionMember
Prospectus:
Other Transaction Fee, Description [Text Block]	Policy Change Transaction Charge
Other Transaction Fee, When Deducted [Text Block]	Upon change in Face Amount, Death Benefit option, or Risk Class
Other Transaction Fee, Maximum [Dollars]	$ 200
Other Transaction Fee, Current [Dollars]	$ 95
Joint Survivorship Variable Universal Life | IllustrativeReportMember
Prospectus:
Other Transaction Fee, Description [Text Block]	Illustrative Report Charge(4)
Other Transaction Fee, When Deducted [Text Block]	When an additional Illustrative Report is requested
Other Transaction Fee, Maximum [Dollars]	$ 250
Other Transaction Fee, Current [Dollars]	$ 0
Other Transaction Fee (of Other Amount), Footnotes [Text Block]	The charge for Illustrative Reports will apply when the Policy Owner requests more than one Illustrative Report in one year.
Joint Survivorship Variable Universal Life | OverloanProtectionAgreementMember
Prospectus:
Other Transaction Fee, Description [Text Block]	Overloan Protection Agreement
Other Transaction Fee, When Deducted [Text Block]	Upon exercise of Agreement, expressed as a percentage of Policy Accumulation Value upon exercise of Agreement
Other Transaction Fee, Current [Percent]	5.00%
Other Transaction Fee (of Other Amount), Maximum [Percent]	10.00%
Principal Risk [Text Block]	Overloan Protection Agreement. You may elect the Overloan Protection Agreement to prevent policy Termination in certain circumstances. The tax treatment of the Overloan Protection Agreement is uncertain, and it is not clear whether the Overloan Protection Agreement will be effective to prevent taxation of any outstanding loan balance as a distribution in those situations where Overloan Protection takes effect. Anyone contemplating exercise of the Policy’s Overloan Protection Agreement should consult a tax adviser.
Joint Survivorship Variable Universal Life | NetFixedInterestRatePolicyLoanMember
Prospectus:
Optional Benefit Charge, Description [Text Block]	Net Fixed Interest Rate Policy Loan Interest Charge (6)
Optional Benefit Charge, When Deducted [Text Block]	Annually, on each Policy Anniversary, and upon a policy loan transaction, full surrender, policy Termination or upon the second death, expressed as a percentage of interest on outstanding policy fixed rate loan balance
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.00%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.00%
Optional Benefit Expense (of Benefit Base), Minimum [Percent]	0.10%
Optional Benefit Expense, Footnotes [Text Block]	We charge interest on Policy loans, but we also credit interest on the Fixed Loan Account value we hold as collateral on Policy loans. The Net Policy Loan Interest Charge represents the difference (cost) between the gross loan interest rate charge of five percent (5.0 percent) and the interest credited on the Fixed Loan Account Accumulation Value, which is an annual rate of four percent (4.0 percent) for Policies held less than ten years and an annual rate of four and nine-tenths percent (4.9 percent) for Policies held ten years or more.
Joint Survivorship Variable Universal Life | VariableRatePolicyLoanMember
Prospectus:
Optional Benefit Charge, Description [Text Block]	Variable Rate Policy Loan Interest Charge
Optional Benefit Charge, When Deducted [Text Block]	Annually, on each Policy Anniversary, and upon a policy loan transaction, full surrender, policy Termination or upon the second death, expressed as a percentage of interest on outstanding policy variable rate loan balance
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.00%
Optional Benefit Expense (of Benefit Base), Current [Percent]	4.50%
Joint Survivorship Variable Universal Life | TermInsuranceAgreementMember
Prospectus:
Optional Benefit Charge, Description [Text Block]	Term Insurance Agreement
Optional Benefit Charge, When Deducted [Text Block]	Monthly, expressed as an amount of Agreement coverage
Optional Benefit Charge, Representative [Text Block]	Charge for Representative Insureds, Male and Female, Both Age 55, Preferred Select Risk Class, with Level Option Death Benefit(3)
Optional Benefit Expense, Maximum [Dollars]	$ 36.18
Optional Benefit Expense, Current [Dollars]	25.98
Optional Benefit Expense, Minimum [Dollars]	$ 0.0000
Optional Benefit Expense, Footnotes [Text Block]	The maximum Term Insurance Agreement Charge assumes that the insured has the following characteristics: Male and Male, Standard Tobacco, Ages 20 and 20. The maximum charge would be assessed when the insureds attained age equals 99.(2)The minimum Term Insurance Agreement Charge assumes that the insured has the following characteristics: Female and Female, Preferred Non-Tobacco, Ages 20 and 20. The minimum charge would be assessed on the first policy year.(3)The current and guaranteed Term Insurance Agreement Charge for the representative insureds is for the first year only.
Joint Survivorship Variable Universal Life | NoLapseGuaranteeAgreementMember
Prospectus:
Optional Benefit Charge, Description [Text Block]	No Lapse Guarantee Agreement
Optional Benefit Charge, When Deducted [Text Block]	Monthly, expressed as an amount of Face Amount
Optional Benefit Charge, Representative [Text Block]	Charge for Representative Insureds, Male and Female, Both Age 55, Preferred Select Risk Class, with Level Option Death Benefit
Optional Benefit Expense, Maximum [Dollars]	$ 0.25
Optional Benefit Expense, Current [Dollars]	0.25
Optional Benefit Expense, Minimum [Dollars]	$ 0.05
Optional Benefit Expense, Footnotes [Text Block]	The maximum No Lapse Guarantee Agreement Charge assumes that the insureds have the following characteristics: Male and Male, Standard Tobacco, Ages 85 and 85, $200,000 Face Amount.(5)The minimum No Lapse Guarantee Agreement Charge assumes that the insureds have the following characteristics: Female and Female, Preferred Non-Tobacco, Ages 20 and 20, $200,000 Face Amount.
Joint Survivorship Variable Universal Life | EarlyValuesAgreementMember
Prospectus:
Optional Benefit Charge, Description [Text Block]	Early Values Agreement
Optional Benefit Charge, When Deducted [Text Block]	Monthly, expressed as a percentage of Accumulation Value less any Policy loans
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.05%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.04%
Optional Benefit Expense, Footnotes [Text Block]	The minimum and maximum charge for the Early Values Agreement is not affected by the Age, Risk Class, gender or other characteristics of the insureds. The Early Value Agreement charge is only taken during the surrender charge period. See the Early Values Agreement discussion in the section entitled “Supplemental Agreements.”